UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
6/30/18 (Unaudited)

COMMON STOCKS (42.3%)(a)
		Shares	Value

Basic materials (1.7%)

Air Products & Chemicals, Inc.		7,700	$1,199,121

Anglo American PLC (United Kingdom)		38,953	865,057

ArcelorMittal SA (France)		31,037	906,373

Arkema SA (France)		5,045	596,111

BASF SE (Germany)		11,449	1,094,469

BHP Billiton, Ltd. (Australia)		56,299	1,412,829

BlueScope Steel, Ltd. (Australia)		19,488	248,925

Boliden AB (Sweden)		7,123	230,493

Cabot Corp.		4,800	296,496

Celanese Corp. Ser. A		7,800	866,268

CIMIC Group, Ltd. (Australia)		7,929	248,210

Covestro AG (Germany)		10,817	964,515

Domtar Corp.		7,000	334,180

Evonik Industries AG (Germany)		19,254	659,123

Formosa Chemicals & Fibre Corp. (Taiwan)		115,000	458,288

Huntsman Corp.		38,300	1,118,360

Mitsubishi Chemical Holdings Corp. (Japan)		52,700	441,440

Mitsubishi Gas Chemical Co., Inc. (Japan)		10,100	228,975

Newmont Mining Corp.		33,900	1,278,369

nVent Electric PLC (United Kingdom)(NON)		12,500	313,750

Packaging Corp. of America		10,300	1,151,437

Rio Tinto PLC (United Kingdom)		18,148	1,000,914

Royal Gold, Inc.		3,400	315,656

Sealed Air Corp.		6,100	258,945

Sherwin-Williams Co. (The)		91	37,089

Taisei Corp. (Japan)		8,600	474,606

Univar, Inc.(NON)		6,900	181,056

UPM-Kymmene OYJ (Finland)		1,828	65,274

W.R. Grace & Co.		8,800	645,128

Weyerhaeuser Co.(R)		32,100	1,170,366

			19,061,823
Capital goods (3.2%)

ACS Actividades de Construccion y Servicios SA (Spain)		20,709	837,679

AECOM(NON)		8,800	290,664

Allison Transmission Holdings, Inc.		23,600	955,564

Avery Dennison Corp.		8,783	896,744

BAE Systems PLC (United Kingdom)		8,758	74,738

Berry Plastics Group, Inc.(NON)		15,671	719,926

Boeing Co. (The)		23,300	7,817,383

BWX Technologies, Inc.		8,178	509,653

CAE, Inc. (Canada)		584	12,132

Crown Holdings, Inc.(NON)		1,066	47,714

Cummins, Inc.		14,400	1,915,200

Dassault Aviation SA (France)		41	78,017

Faurecia SA (France)		9,291	661,152

Gardner Denver Holdings, Inc.(NON)		9,600	282,144

General Dynamics Corp.		304	56,669

HD Supply Holdings, Inc.(NON)		9,800	420,322

Hitachi, Ltd. (Japan)		157,000	1,108,353

Honeywell International, Inc.		20,000	2,881,000

Huntington Ingalls Industries, Inc.		45	9,756

Ingersoll-Rand PLC		19,400	1,740,762

JTEKT Corp (Japan)		13,400	182,515

L3 Technologies, Inc.		1,117	214,821

Lockheed Martin Corp.		7,000	2,068,010

MAN SE (Germany)		580	65,634

Mitsubishi Electric Corp. (Japan)		20,000	266,360

Northrop Grumman Corp.		10,646	3,275,774

Pentair PLC		14,400	605,952

Raytheon Co.		10,356	2,000,572

Republic Services, Inc.		10,100	690,436

Safran SA (France)		302	36,635

Sandvik AB (Sweden)		59,628	1,056,721

Singapore Technologies Engineering, Ltd. (Singapore)		26,200	63,265

SKF AB Class B (Sweden)		22,914	425,876

Teledyne Technologies, Inc.(NON)		1,100	218,966

Vinci SA (France)		10,429	1,001,654

WABCO Holdings, Inc.(NON)		3,400	397,868

Waste Management, Inc.		17,488	1,422,474

			35,309,105
Communication services (1.2%)

ACC Claims Holdings, LLC Class A (Units)(F)		102,750	617

ARRIS International PLC(NON)		10,272	251,100

AT&T, Inc.		1,745	56,016

BT Group PLC (United Kingdom)		179,990	517,891

KDDI Corp. (Japan)		44,500	1,218,259

Millicom International Cellular SA SDR (Sweden)		342	20,117

Nippon Telegraph & Telephone Corp. (Japan)		23,300	1,059,828

NTT DoCoMo, Inc. (Japan)		25,000	637,335

Sky PLC (United Kingdom)		2,889	55,722

Swisscom AG (Switzerland)		1,876	838,651

Telstra Corp., Ltd. (Australia)		314,741	610,261

Verizon Communications, Inc.		161,402	8,120,135

Zayo Group Holdings, Inc.(NON)		579	21,122

			13,407,054
Conglomerates (0.3%)

AMETEK, Inc.		11,600	837,056

Danaher Corp.		1,102	108,745

Marubeni Corp. (Japan)		101,000	770,944

Mitsui & Co., Ltd. (Japan)		52,200	871,060

			2,587,805
Consumer cyclicals (5.9%)

ABC-Mart, Inc. (Japan)		4,900	268,202

Amazon.com, Inc.(NON)		3,521	5,984,996

Aramark		169	6,270

Automatic Data Processing, Inc.		15,500	2,079,170

Berkeley Group Holdings PLC (The) (United Kingdom)		14,663	732,320

Booking Holdings, Inc.(NON)		15	30,406

Booz Allen Hamilton Holding Corp.		13,700	599,101

Caesars Entertainment Corp.(NON)		2,538	27,157

Carnival Corp.		30,100	1,725,031

Dai Nippon Printing Co., Ltd. (Japan)		10,700	239,582

Daimler AG (Registered Shares) (Germany)		545	35,062

Dollar General Corp.		8,900	877,540

Dollar Tree, Inc.(NON)		6,900	586,500

Ecolab, Inc.		154	21,611

Extended Stay America, Inc. (Units)		23,100	499,191

Fiat Chrysler Automobiles NV (Italy)(NON)		50,741	965,904

FleetCor Technologies, Inc.(NON)		5,900	1,242,835

Ford Motor Co.		245,532	2,718,039

Galaxy Entertainment Group, Ltd. (Hong Kong)		123,000	952,413

Harvey Norman Holdings, Ltd. (Australia)(S)		61,791	151,818

Hermes International (France)		380	232,256

Hilton Worldwide Holdings, Inc.		19,100	1,511,956

Home Depot, Inc. (The)		38,601	7,531,055

Honda Motor Co., Ltd. (Japan)		9,000	264,436

Hyatt Hotels Corp. Class A		6,281	484,579

Industrivarden AB Class A (Sweden)		15,180	306,898

InterContinental Hotels Group PLC (United Kingdom)		269	16,735

ISS A/S (Denmark)		411	14,115

John Wiley & Sons, Inc. Class A		82	5,117

KAR Auction Services, Inc.		11,800	646,640

Kimberly-Clark Corp.		740	77,952

Kingfisher PLC (United Kingdom)		13,640	53,447

Las Vegas Sands Corp.		23,000	1,756,280

Liberty SiriusXM Group Class A(NON)		7,500	337,875

Lowe's Cos., Inc.		1,019	97,386

lululemon athletica, Inc. (Canada)(NON)		15,700	1,960,145

Madison Square Garden Co. (The) Class A(NON)		1,500	465,285

Marriott International, Inc./MD Class A		40	5,064

Mastercard, Inc. Class A		6,300	1,238,076

Mazda Motor Corp. (Japan)		4,800	58,962

Michael Kors Holdings, Ltd.(NON)		25,187	1,677,454

Namco Bandai Holdings, Inc. (Japan)		2,000	82,554

News Corp. Class A		25,146	389,763

Next PLC (United Kingdom)		1,401	111,843

Nissan Motor Co., Ltd. (Japan)		7,000	68,157

Owens Corning		15,200	963,224

Peugeot SA (France)		42,473	968,523

ProSiebenSat.1 Media SE (Germany)		21,477	544,564

PVH Corp.		13,257	1,984,838

Ralph Lauren Corp.		3,200	402,304

Randstad Holding NV (Netherlands)		4,459	261,694

Ross Stores, Inc.		28,262	2,395,205

Royal Caribbean Cruises, Ltd.		16,600	1,719,760

RTL Group SA (Belgium)		4,300	291,561

Scotts Miracle-Gro Co. (The) Class A		109	9,064

Secom Co., Ltd. (Japan)		200	15,367

ServiceMaster Global Holdings, Inc.(NON)		7,800	463,866

Signet Jewelers, Ltd.(S)		11,000	613,250

Sony Corp. (Japan)		4,600	235,329

Suzuki Motor Corp. (Japan)		1,740	96,151

Tapestry, Inc.		4,100	191,511

Taylor Wimpey PLC (United Kingdom)		379,660	896,183

Tiffany & Co.		15,600	2,052,960

TJX Cos., Inc. (The)		1,129	107,458

Toll Brothers, Inc.		22,600	835,974

Toppan Printing Co., Ltd. (Japan)		38,000	297,918

Total System Services, Inc.		11,000	929,720

Toyota Motor Corp. (Japan)		10,200	660,561

TUI AG (Germany)		36,772	806,605

Twenty-First Century Fox, Inc.		20,300	1,000,181

VF Corp.		16,900	1,377,688

Visteon Corp.(NON)		5,000	646,200

Volvo AB (Sweden)		58,534	932,369

Walt Disney Co. (The)		33,052	3,464,180

Worldpay, Inc. Class A(NON)		508	41,544

Wyndham Destinations, Inc.		27,700	1,226,279

Yamada Denki Co., Ltd. (Japan)		1,400	6,967

			65,576,176
Consumer staples (3.4%)

Altria Group, Inc.		454	25,783

Asahi Group Holdings, Ltd. (Japan)		1,900	97,338

Ashtead Group PLC (United Kingdom)		13,202	393,239

Associated British Foods PLC (United Kingdom)		16,868	608,180

Bright Horizons Family Solutions, Inc.(NON)		33	3,383

Carlsberg A/S Class B (Denmark)		579	68,174

Coca-Cola Amatil, Ltd. (Australia)		51,973	353,856

Coca-Cola Co. (The)		94,800	4,157,928

Coca-Cola European Partners PLC (United Kingdom)		280	11,379

ConAgra Foods, Inc.		31,400	1,121,922

Constellation Brands, Inc. Class A		481	105,276

Dr. Pepper Snapple Group, Inc.		7,300	890,600

Estee Lauder Cos., Inc. (The) Class A		14,500	2,069,005

Henkel AG & Co. KGaA (Preference) (Germany)		582	74,480

Hershey Co. (The)		13,684	1,273,433

Imperial Brands PLC (United Kingdom)		1,928	71,790

Ingredion, Inc.		5,241	580,179

ITOCHU Corp. (Japan)		55,100	999,081

J Sainsbury PLC (United Kingdom)		236,312	1,001,394

Japan Tobacco, Inc. (Japan)		2,600	72,682

Kao Corp. (Japan)		5,200	396,875

Kirin Holdings Co., Ltd. (Japan)		17,900	479,047

Koninklijke Ahold Delhaize NV (Netherlands)		47,704	1,141,277

Liberty Expedia Holdings, Inc. Class A(NON)		111	4,877

LKQ Corp.(NON)		18,800	599,720

ManpowerGroup, Inc.		7,500	645,450

Marine Harvest ASA (Norway)		22,573	449,458

McDonald's Corp.		740	115,951

Molson Coors Brewing Co. Class B		17,400	1,183,896

Mondelez International, Inc. Class A		69,200	2,837,200

Monster Beverage Corp.(NON)		784	44,923

Nestle SA (Switzerland)		7,713	597,116

PepsiCo, Inc.		48,173	5,244,595

Pinnacle Foods, Inc.		10,594	689,246

Pola Orbis Holdings, Inc. (Japan)		8,900	391,885

Procter & Gamble Co. (The)		14,436	1,126,874

Swedish Match AB (Sweden)		14,724	728,849

Sysco Corp.		35,639	2,433,787

Tesco PLC (United Kingdom)		96,877	328,125

Unicharm Corp. (Japan)		500	15,052

US Foods Holding Corp.(NON)		1,017	38,463

Walgreens Boots Alliance, Inc.		39,800	2,388,597

WH Group, Ltd. (Hong Kong)		834,500	679,675

WM Morrison Supermarkets PLC (United Kingdom)		40,286	133,838

Woolworths Group, Ltd. (Australia)		40,736	920,077

			37,593,955
Energy (2.4%)

ConocoPhillips		55,600	3,870,872

Equinor ASA (Norway)		40,581	1,074,034

Exxon Mobil Corp.		1,259	104,157

Formosa Petrochemical Corp. (Taiwan)		42,000	168,752

Halcon Resources Corp.(NON)		2,658	11,669

Halliburton Co.		69,200	3,118,152

Marathon Petroleum Corp.		956	67,073

MWO Holdings, LLC (Units)(F)		42	3,402

Nine Point Energy(F)		540	7,430

Occidental Petroleum Corp.		45,664	3,821,164

OMV AG (Austria)		1,131	64,072

ONEOK, Inc.		16,200	1,131,246

PBF Energy, Inc. Class A		20,300	851,179

Phillips 66		288	32,345

Repsol SA (Spain)		58,810	1,148,418

Royal Dutch Shell PLC Class A (United Kingdom)		1,399	48,482

Royal Dutch Shell PLC Class B (United Kingdom)		48,969	1,751,549

SandRidge Energy, Inc.(NON)		1,404	24,907

Tervita Corp. Class A (Canada)		59	449

TOTAL SA (France)		31,750	1,930,760

Valero Energy Corp.		44,882	4,974,272

Williams Cos., Inc. (The)		79,000	2,141,690

Woodside Petroleum, Ltd. (Australia)		3,142	82,453

			26,428,527
Financials (8.0%)

3i Group PLC (United Kingdom)		54,132	643,133

ABN AMRO Group NV GDR (Netherlands)		34,502	892,954

Aegon NV (Netherlands)		14,757	88,185

Ageas (Belgium)		20,079	1,012,404

AGNC Investment Corp.(R)		12,050	224,010

Allianz SE (Germany)		7,071	1,461,140

Allstate Corp. (The)		749	68,361

Ally Financial, Inc.		38,800	1,019,276

American Express Co.		1,121	109,858

American Financial Group, Inc.		3,400	364,922

American Homes 4 Rent(R)		20,713	459,414

Ameriprise Financial, Inc.		12,600	1,762,488

Annaly Capital Management, Inc.(R)		3,501	36,025

Apartment Investment & Management Co. Class A(R)		9,200	389,160

Apple Hospitality REIT, Inc.(R)		14,779	264,249

Assurant, Inc.		7,000	724,430

Athene Holding, Ltd. Class A(NON)		10,800	473,472

AXA SA (France)		38,628	946,356

Axis Capital Holdings, Ltd.		4,000	222,480

Bank of Montreal (Canada)		1,034	79,926

Bank of Nova Scotia (The) (Canada)		1,411	79,896

BB&T Corp.		98	4,943

Berkshire Hathaway, Inc. Class B(NON)		16	2,986

BGC Partners, Inc. Class A		26,600	301,112

BNP Paribas SA (France)		14,023	869,209

Brandywine Realty Trust(R)		16,882	284,968

Brixmor Property Group, Inc.(R)		34,100	594,363

Broadridge Financial Solutions, Inc.		7,115	818,937

Camden Property Trust(R)		240	21,871

Canadian Imperial Bank of Commerce (Canada)		853	74,202

Capital One Financial Corp.		20,100	1,847,190

CBRE Group, Inc. Class A(NON)		16,500	787,710

Cheung Kong Property Holdings, Ltd. (Hong Kong)		133,500	1,060,091

Chimera Investment Corp.(R)		891	16,287

CIT Group, Inc.		20,600	1,038,446

Citigroup, Inc.		119,500	7,996,940

CME Group, Inc.		282	46,225

CoreLogic, Inc.(NON)		4,490	233,031

Corporate Office Properties Trust(R)		322	9,335

CTBC Financial Holding Co., Ltd. (Taiwan)		400,000	287,977

Daiwa Securities Group, Inc. (Japan)		20,000	116,208

Discover Financial Services		21,800	1,534,938

DNB ASA (Norway)		52,360	1,021,312

Douglas Emmett, Inc.(R)		6,900	277,242

Duke Realty Corp.(R)		21,511	624,464

E*Trade Financial Corp.(NON)		39,700	2,428,052

Empire State Realty Trust, Inc. Class A(R)		11,335	193,829

EPR Properties(R)		304	19,696

Equity Commonwealth(NON)(R)		237	7,466

Equity Lifestyle Properties, Inc.(R)		3,300	303,270

Equity Residential Trust(R)		20,241	1,289,149

Eurazeo SA (France)		722	54,704

Fifth Third Bancorp		56,500	1,621,550

First Hawaiian, Inc.		9,900	287,298

Gaming and Leisure Properties, Inc.(R)		9,281	332,260

Goldman Sachs Group, Inc. (The)		7,500	1,654,275

Hartford Financial Services Group, Inc. (The)		28,000	1,431,640

HCP, Inc.(R)		33,000	852,060

Highwoods Properties, Inc.(R)		8,035	407,616

Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)		6,700	201,540

HSBC Holdings PLC (United Kingdom)		30,234	283,495

Hudson Pacific Properties, Inc.(R)		8,915	315,858

Industrial Bank of Korea (South Korea)		23,938	330,772

Intercontinental Exchange, Inc.		116	8,532

Japan Post Bank Co., Ltd. (Japan)		9,700	113,020

Jones Lang LaSalle, Inc.		3,100	514,569

JPMorgan Chase & Co.		101,078	10,532,328

Kerry Properties, Ltd. (Hong Kong)		34,500	165,121

Legal & General Group PLC (United Kingdom)		290,318	1,018,868

Liberty Property Trust(R)		8,779	389,173

Life Storage, Inc.(R)		2,800	272,468

Lincoln National Corp.		14,400	896,400

Lloyds Banking Group PLC (United Kingdom)		285,473	237,492

Loews Corp.		21,367	1,031,599

Macquarie Group, Ltd. (Australia)		6,586	602,666

Mediobanca Banca di Credito Finanziario SpA (Italy)		5,577	51,682

MetLife, Inc.		39,500	1,722,200

MFA Financial, Inc.(R)		1,142	8,656

Mitsubishi UFJ Financial Group, Inc. (Japan)		35,562	202,711

Mizuho Financial Group, Inc. (Japan)		640,225	1,078,462

Morgan Stanley		63,300	3,000,420

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		4,777	1,012,355

National Bank of Canada (Canada)		1,450	69,619

New Residential Investment Corp.(R)		20,509	358,702

New World Development Co., Ltd. (Hong Kong)		12,000	16,886

Nomura Real Estate Holdings, Inc. (Japan)		8,500	188,710

Northern Trust Corp.		6,800	699,652

Old Republic International Corp.		1,091	21,722

ORIX Corp. (Japan)		59,800	946,300

Outfront Media, Inc.(R)		9,600	186,720

Paramount Group, Inc.(R)		15,100	232,540

Park Hotels & Resorts, Inc.(R)		18,393	563,378

Partners Group Holding AG (Switzerland)		582	426,902

Persimmon PLC (United Kingdom)		24,963	834,269

Piedmont Office Realty Trust, Inc. Class A(R)		411	8,191

PNC Financial Services Group, Inc. (The)		736	99,434

Popular, Inc. (Puerto Rico)		4,800	217,008

Principal Financial Group, Inc.		12,100	640,695

Prudential Financial, Inc.		21,700	2,029,167

Rayonier, Inc.(R)		6,800	263,092

Regions Financial Corp.		118,000	2,098,040

Reinsurance Group of America, Inc.		115	15,350

RenaissanceRe Holdings, Ltd.		2,400	288,768

Resona Holdings, Inc. (Japan)		170,700	913,669

Santander Consumer USA Holdings, Inc.		20,300	387,527

Schroders PLC (United Kingdom)		1,329	55,373

Senior Housing Properties Trust(R)		13,000	235,170

SL Green Realty Corp.(R)		8,500	854,505

Spirit MTA REIT(NON)(R)		168	1,730

Spirit Realty Capital, Inc.(R)		70,087	562,799

Starwood Property Trust, Inc.(R)		18,141	393,841

Sumitomo Mitsui Financial Group, Inc. (Japan)		30,593	1,189,843

Sumitomo Mitsui Trust Holdings, Inc. (Japan)		7,500	297,588

Sun Communities, Inc.(R)		3,600	352,368

Sun Hung Kai Properties, Ltd. (Hong Kong)		23,000	347,099

SunTrust Banks, Inc.		598	39,480

Swiss Prime Site AG (Switzerland)		296	27,229

Swiss Re AG (Switzerland)		7,712	666,379

Synovus Financial Corp.		6,700	353,961

Toronto-Dominion Bank (Canada)		976	56,489

Travelers Cos., Inc. (The)		344	42,085

Two Harbors Investment Corp.(R)		872	13,778

U.S. Bancorp		41,158	2,058,723

UDR, Inc.(R)		567	21,285

United Overseas Bank, Ltd. (Singapore)		31,600	620,636

Validus Holdings, Ltd.		5,100	344,760

Vornado Realty Trust(R)		10,700	790,944

WP Carey, Inc.(R)		2,900	192,415

XL Group, Ltd. (Bermuda)		17,700	990,315

Zurich Insurance Group AG (Switzerland)		139	41,231

			88,121,745
Government (—%)

Poste Italiane SpA (Italy)		1,289	10,762

			10,762
Health care (5.2%)

AbbVie, Inc.		19,665	1,821,962

ABIOMED, Inc.(NON)		5,100	2,086,155

Akorn, Inc.(NON)		614	10,186

Alfresa Holdings Corp. (Japan)		3,200	75,292

Allergan PLC		3,160	526,835

Amgen, Inc.		16,382	3,023,953

Anthem, Inc.		15,288	3,639,003

Astellas Pharma, Inc. (Japan)		75,900	1,157,884

Baxter International, Inc.		27,674	2,043,448

Biogen, Inc.(NON)		3,422	993,201

Boston Scientific Corp.(NON)		56,561	1,849,545

Bristol-Myers Squibb Co.		54,988	3,043,036

Celgene Corp.(NON)		9,941	789,514

Centene Corp.(NON)		11,500	1,416,915

Charles River Laboratories International, Inc.(NON)		4,776	536,154

Cigna Corp.		13,800	2,345,310

Dentsply Sirona, Inc.		25,800	1,129,266

Eli Lilly & Co.		34,850	2,973,751

Fresenius Medical Care AG & Co., KGaA (Germany)		10,620	1,072,020

Gilead Sciences, Inc.		24,766	1,754,423

GlaxoSmithKline PLC (United Kingdom)		45,997	928,026

Hill-Rom Holdings, Inc.		2,800	244,552

Humana, Inc.		8,178	2,434,018

Intuitive Surgical, Inc.(NON)		12	5,742

Ipsen SA (France)		1,740	272,714

Johnson & Johnson		35,431	4,299,198

McKesson Corp.		15,500	2,067,700

Medipal Holdings Corp. (Japan)		14,100	283,744

Merck & Co., Inc.		54,599	3,314,159

Mettler-Toledo International, Inc.(NON)		8	4,629

Mitsubishi Tanabe Pharma Corp. (Japan)		3,200	55,320

Novartis AG (Switzerland)		26,167	1,982,008

PerkinElmer, Inc.		113	8,275

Pfizer, Inc.		49,462	1,794,481

Recordati SpA (Italy)		19,095	757,690

Roche Holding AG (Switzerland)		8,828	1,964,365

Shionogi & Co., Ltd. (Japan)		15,000	771,034

Sonic Healthcare, Ltd. (Australia)		623	11,310

Taisho Pharmaceutical Holdings Co., Ltd. (Japan)		800	93,718

Thermo Fisher Scientific, Inc.		41	8,493

UCB SA (Belgium)		8,173	640,689

UnitedHealth Group, Inc.		197	48,332

Vertex Pharmaceuticals, Inc.(NON)		5,366	912,005

Waters Corp.(NON)		1,500	290,385

WellCare Health Plans, Inc.(NON)		4,200	1,034,208

Zoetis, Inc.		13,757	1,171,959

			57,686,607
Technology (8.8%)

Agilent Technologies, Inc.		29,100	1,799,544

Alphabet, Inc. Class A(NON)		13,705	15,475,548

Amadeus IT Holding SA Class A (Spain)		9,651	760,416

Amdocs, Ltd.		11,804	781,307

Apple, Inc.		41,622	7,704,648

Applied Materials, Inc.		24,945	1,152,210

Avaya Holdings Corp.(NON)(S)		4,677	93,914

Black Knight, Inc.(NON)		8,100	433,755

CA, Inc.		21,100	752,215

Cadence Design Systems, Inc.(NON)		19,100	827,221

CDK Global, Inc.		411	26,736

CGI Group, Inc. Class A (Canada)(NON)		128	8,111

Cisco Systems, Inc.		185,573	7,985,206

Cognizant Technology Solutions Corp. Class A		29,136	2,301,453

Computershare, Ltd. (Australia)		4,800	65,468

Corning, Inc.		411	11,307

Dell Technologies, Inc. Class V(NON)		14,608	1,235,545

Dun & Bradstreet Corp. (The)		5,200	637,780

eBay, Inc.(NON)		2,673	96,923

F5 Networks, Inc.(NON)		8,410	1,450,305

Facebook, Inc. Class A(NON)		27,061	5,258,494

Fidelity National Information Services, Inc.		12,545	1,330,146

Fiserv, Inc.(NON)		642	47,566

Fortinet, Inc.(NON)		25,100	1,566,993

Fujitsu, Ltd. (Japan)		5,000	30,339

Genpact, Ltd.		341	9,865

Harris Corp.		343	49,577

Hoya Corp. (Japan)		18,200	1,035,468

HP, Inc.		85,074	1,930,329

IBM Corp.		21,200	2,961,640

Intuit, Inc.		16,228	3,315,462

Jabil, Inc.		10,500	290,430

Keyence Corp. (Japan)		300	169,516

Keysight Technologies, Inc.(NON)		10,700	631,621

KLA-Tencor Corp.		15,100	1,548,203

Leidos Holdings, Inc.		6,200	365,800

Maxim Integrated Products, Inc.		625	36,663

Microsoft Corp.		54,576	5,381,740

MSCI, Inc.		4,400	727,892

NEC Corp. (Japan)		2,200	60,407

NetApp, Inc.		31,156	2,446,681

Nexon Co., Ltd. (Japan)(NON)		9,800	142,422

Nuance Communications, Inc.(NON)		33,200	460,982

NVIDIA Corp.		30,000	7,107,000

NXP Semiconductor NV(NON)		31	3,387

Oracle Corp.		109,500	4,824,570

Otsuka Corp. (Japan)		11,800	463,090

Palo Alto Networks, Inc.(NON)		10,200	2,095,794

Red Hat, Inc.(NON)		13,988	1,879,568

Rockwell Automation, Inc.		8,400	1,396,332

Samsung Electronics Co., Ltd. (South Korea)		20,000	837,147

SK Hynix, Inc. (South Korea)		6,707	515,738

SMC Corp. (Japan)		200	73,396

Synopsys, Inc.(NON)		10,065	861,262

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)		113,000	802,417

TDK Corp. (Japan)		6,500	664,589

Texas Instruments, Inc.		15,941	1,757,495

Zebra Technologies Corp. Class A(NON)		3,300	472,725

			97,152,358
Transportation (0.8%)

Aena SME SA (Spain)		2,002	363,160

ANA Holdings, Inc. (Japan)		9,800	360,170

Central Japan Railway Co. (Japan)		5,200	1,078,372

Copa Holdings SA Class A (Panama)		3,000	283,860

Delta Air Lines, Inc.		53,000	2,625,620

Deutsche Lufthansa AG (Germany)		10,307	247,858

Expeditors International of Washington, Inc.		11,000	804,100

International Consolidated Airlines Group SA (Spain)		83,114	729,072

Japan Airlines Co., Ltd. (Japan)		12,100	429,290

Kansas City Southern		9,751	1,033,216

Norfolk Southern Corp.		491	74,077

Royal Mail PLC (United Kingdom)		98,376	655,591

Singapore Airlines, Ltd. (Singapore)		22,400	175,748

Yangzijiang Shipbuilding Holdings, Ltd. (China)		108,600	72,134

			8,932,268
Utilities and power (1.4%)

AES Corp.		53,900	722,799

Ameren Corp.		14,800	900,580

American Electric Power Co., Inc.		12,052	834,601

Atmos Energy Corp.		4,000	360,560

CenterPoint Energy, Inc.		34,700	961,537

CLP Holdings, Ltd. (Hong Kong)		500	5,385

CMS Energy Corp.		22,000	1,040,160

Duke Energy Corp.		897	70,935

Enel SpA (Italy)		196,315	1,087,611

ENGIE SA (France)		24,491	374,808

Eni SpA (Italy)		60,358	1,120,672

Entergy Corp.		23,400	1,890,486

Evergy, Inc.		8,900	499,735

Exelon Corp.		1,116	47,542

HK Electric Investments & HK Electric Investments, Ltd. (units) (Hong Kong)		72,000	68,645

Kinder Morgan, Inc.		123,404	2,180,549

NRG Energy, Inc.		42,700	1,310,890

OGE Energy Corp.		15,900	559,839

Pinnacle West Capital Corp.		7,200	580,032

SSE PLC (United Kingdom)		253	4,520

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)		2,297	1,240

UGI Corp.		16,450	856,552

			15,479,678

Total common stocks (cost $418,776,991)			$467,347,863

CORPORATE BONDS AND NOTES (23.8%)(a)
		Principal amount	Value

Basic materials (1.3%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23		$55,000	$57,915

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		100,000	107,625

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		45,000	45,225

American Woodmark Corp. 144A company guaranty sr. unsec. notes 4.875%, 3/15/26		135,000	128,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		35,000	37,669

ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		130,000	149,266

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		110,000	101,134

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		100,000	103,250

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		150,000	154,140

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		130,000	126,750

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		205,000	205,513

Boyd Gaming Corp. 144A sr. unsec. notes 7.875%, 7/15/26		45,000	44,825

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		80,000	77,800

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		115,000	112,125

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		265,000	258,375

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		220,000	226,172

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		200,000	202,500

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		110,000	92,950

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		830,000	824,117

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		50,000	48,375

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		80,000	85,800

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		55,000	57,681

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		180,000	167,400

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		135,000	132,300

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		30,000	30,375

Crown Americas, LLC/Crown Americas Capital Corp. VI 144A company guaranty sr. unsec. notes 4.75%, 2/1/26		60,000	57,000

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		765,000	745,051

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21		315,000	319,099

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25		432,000	427,171

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		315,000	310,275

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		120,000	115,500

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		90,000	94,833

GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		130,000	127,725

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		755,000	759,089

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		511,000	491,710

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		95,000	99,513

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20		79,000	80,185

Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		150,000	141,375

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		405,000	366,610

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		50,000	55,000

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		60,000	62,100

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		85,000	83,513

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		14,000	14,700

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		90,000	91,125

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)		55,000	53,350

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)		300,000	291,484

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)		33,000	32,864

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		55,000	55,550

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)		35,000	34,650

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)		105,000	97,847

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		220,000	210,650

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		75,000	74,906

Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		120,000	124,201

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		225,000	232,748

Pisces Midco, Inc. 144A sr. notes 8.00%, 4/15/26		100,000	96,125

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25		55,000	53,763

PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		70,000	68,950

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		455,000	429,870

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		210,000	203,489

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		90,000	107,438

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		35,000	35,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		30,000	28,763

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		60,000	61,125

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		4,000	4,035

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)		45,000	45,094

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		40,000	37,950

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)		15,000	16,406

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		130,000	132,925

TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		140,000	134,400

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)		115,000	114,138

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		45,000	43,706

Tronox, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/15/26		90,000	89,438

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		135,000	135,338

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		80,000	82,500

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		125,000	127,813

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		70,000	71,925

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		77,000	74,979

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		767,000	706,825

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26		988,000	937,391

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		575,000	760,297

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		175,000	229,611

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		260,000	330,485

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		90,000	93,825

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		80,000	87,600

			14,568,560
Capital goods (0.9%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24		95,000	94,525

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		30,000	27,975

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19		72,000	75,600

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		200,000	208,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		40,000	40,988

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		24,000	24,214

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		85,000	84,256

Berry Global, Inc. 144A notes 4.50%, 2/15/26		40,000	37,300

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19		190,000	194,791

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		95,000	104,619

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		160,000	168,200

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		140,000	148,750

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24		95,000	93,100

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		65,000	70,200

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		570,000	555,567

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24		95,000	92,863

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		74,000	74,925

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42		260,000	246,680

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		160,000	153,284

GFL Environmental, Inc. 144A sr. unsec. notes 5.375%, 3/1/23 (Canada)		60,000	55,500

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		175,000	178,938

Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		255,000	249,662

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21		150,000	154,526

Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		175,000	166,688

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		405,000	385,150

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		575,000	548,908

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		95,000	91,972

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		165,000	169,125

Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		480,000	478,800

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		120,000	121,500

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40		195,000	219,838

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		95,000	89,300

Republic Services, Inc. sr. unsec. notes 3.95%, 5/15/28		680,000	670,800

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47		740,000	706,758

Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		90,000	89,325

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24		164,000	156,211

Titan Acquisition, Ltd./Titan Co-Borrower, LLC. 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		160,000	149,200

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		40,000	40,450

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		155,000	153,838

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		58,000	59,015

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		100,000	98,375

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20		1,620,000	1,589,003

Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		40,000	38,800

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		150,000	144,000

Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20		180,000	186,000

Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		85,000	81,706

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		150,000	141,750

			9,710,975
Communication services (1.9%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,115,000	996,487

American Tower Corp. sr. unsec. unsub. bonds 3.55%, 7/15/27(R)		735,000	683,596

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19		360,000	366,179

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		567,000	506,488

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25		568,000	532,636

AT&T, Inc. 144A sr. unsec. notes 4.10%, 2/15/28		2,060,000	1,968,480

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		30,000	31,491

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22		53,000	53,066

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		50,000	48,485

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		130,000	130,325

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		20,000	19,650

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		65,000	64,168

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23		50,000	50,250

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20		13,000	13,146

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		113,000	112,307

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		45,000	44,719

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		980,000	1,032,954

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		337,000	340,331

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		158,000	143,479

Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		290,000	252,949

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		120,000	105,474

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		780,000	687,070

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		495,000	433,533

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		82,000	97,385

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		250,000	234,759

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		95,000	97,019

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		255,000	240,019

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		340,000	316,288

Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		395,000	370,249

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		557,000	518,097

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		54,000	55,699

Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23(R)		190,000	181,882

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		455,000	428,532

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20		115,000	117,942

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		202,000	190,890

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		20,000	20,950

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		305,000	336,263

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		163,000	216,010

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		195,000	165,019

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		35,000	27,990

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		90,000	81,675

Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		145,000	139,925

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)		4,000	3,949

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)		17,000	16,873

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		4,000	4,200

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		260,000	274,300

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)		135,000	176,809

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20		585,000	604,514

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21		970,000	995,150

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		19,000	19,404

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		410,000	403,656

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		32,000	30,640

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		27,000	27,945

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18		39,000	39,780

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		195,000	202,191

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		214,000	222,560

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		255,938	253,058

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		335,000	346,792

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		20,000	20,660

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		60,000	58,350

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		30,000	29,694

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		100,000	92,625

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		40,000	37,350

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		365,000	442,623

Telefonica Emisiones SAU company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,235,000	1,138,367

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48		932,000	849,715

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		775,000	722,790

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27		1,110,000	1,098,502

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		129,000	130,774

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		275,000	266,805

Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)		370,000	365,602

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23		114,000	67,260

			21,396,794
Conglomerates (0.3%)

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)		2,945,000	2,905,673

			2,905,673
Consumer cyclicals (2.6%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24		300,000	356,106

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45		1,048,000	1,476,915

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		300,000	283,229

Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,225,000	1,173,169

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		100,000	97,000

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		95,000	91,438

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22		13,000	13,228

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		40,000	39,200

American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		30,000	29,513

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		80,000	81,900

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		675,000	695,064

BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		605,000	584,285

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		40,000	41,900

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		30,000	30,375

Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/15/26		45,000	44,550

Boyne USA, Inc. 144A company guaranty notes 7.25%, 5/1/25		40,000	41,700

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		125,000	125,469

Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		90,000	90,900

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		298,000	265,484

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		353,000	325,694

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		136,000	131,893

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		185,000	176,213

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		40,000	40,350

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		17,000	16,658

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20		59,000	58,631

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		190,000	193,800

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		235,000	223,544

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		155,000	146,669

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		150,000	156,936

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24		60,000	64,332

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		400,000	393,052

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,390,000	1,284,612

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		25,000	26,250

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26		1,440,000	1,413,233

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		60,000	59,700

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,239,000	1,174,616

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		200,000	196,213

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		95,000	92,095

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		85,000	84,788

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		40,000	39,600

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		85,000	80,856

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)	CAD	70,000	54,455

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)		$130,000	133,250

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		60,000	58,500

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,000,000	965,000

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		300,000	370,452

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		475,000	465,874

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)		147,000	155,935

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)		658,000	685,499

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		160,000	157,000

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		675,000	698,752

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19 (In default)(NON)		54,000	40,905

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		940,000	930,600

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		25,000	23,688

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		210,000	227,325

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		155,000	159,650

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		35,000	36,575

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		60,000	55,800

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		70,000	66,675

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		902,000	846,916

Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		25,000	25,872

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22		60,000	60,000

Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		110,000	111,341

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		50,000	48,375

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	64,513

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		25,000	25,340

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		75,000	73,406

Meredith Corp. 144A sr. unsec. notes 6.875%, 2/1/26		145,000	143,006

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20		50,000	52,375

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19		65,000	66,625

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		45,000	47,363

Moody's Corp. sr. unsec. notes 3.25%, 1/15/28		315,000	295,683

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		200,000	205,500

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		40,000	32,600

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21		65,835	43,780

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		125,000	120,938

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		60,000	57,150

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		75,000	73,695

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		885,000	846,853

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		40,000	40,326

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		37,000	37,231

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		75,000	70,688

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		53,000	53,663

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		55,000	53,900

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		45,000	44,213

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		40,000	26,852

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		115,000	131,675

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		205,000	202,950

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		120,000	119,098

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		130,000	128,700

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		355,000	363,983

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		80,000	80,800

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		320,000	341,430

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		210,000	208,425

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		58,000	59,088

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		900,000	839,250

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		140,000	135,934

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		175,000	170,406

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		35,000	34,563

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		3,000	3,094

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		30,000	30,300

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		120,000	118,500

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		810,000	751,275

Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	9,175

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	84,600

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27		875,000	826,327

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26		463,000	416,220

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		15,000	13,500

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18		525,000	524,844

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2.00%, 10/24/18		486,000	485,212

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		90,000	89,325

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		40,000	40,370

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		115,000	106,231

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21		120,000	118,374

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		170,000	165,113

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		80,000	79,600

WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		30,000	29,738

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		70,000	66,500

Wyndham Destinations, Inc. sr. unsec. unsub. bonds 4.50%, 4/1/27		460,000	447,350

Wyndham Destinations, Inc. sr. unsec. unsub. notes 5.625%, 3/1/21		330,000	337,425

Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		85,000	84,469

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		210,000	196,350

			28,635,493
Consumer staples (1.5%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		130,000	122,850

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		25,000	24,969

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		90,000	85,275

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24		128,000	129,584

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20		1,285,000	1,278,011

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		1,658,000	1,705,051

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26		1,093,000	1,069,985

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21		780,000	769,250

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		500,000	482,740

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		125,000	126,094

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		885,000	823,050

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24		190,000	202,141

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		175,000	177,188

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		85,000	74,800

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26		340,000	307,338

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		44,447	47,462

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		235,611	230,613

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		50,000	48,000

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22		135,000	158,769

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	100,000	104,516

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		$385,000	362,927

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		300,000	374,910

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		363,000	393,526

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		80,000	51,000

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		135,000	138,673

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		140,000	140,025

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		135,000	128,210

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26		850,000	795,955

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		80,000	78,800

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		80,000	78,976

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		60,000	56,700

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.82%), 3.173%, 8/10/22		730,000	734,559

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39		375,000	442,147

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40		350,000	394,456

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		472,000	459,020

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		25,000	24,313

Maple Escrow Subsidiary, Inc. 144A company guaranty sr. unsec. notes 4.597%, 5/25/28		1,352,000	1,354,713

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		110,000	102,300

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		90,000	85,785

Netflix, Inc. 144A sr. unsec. unsub. bonds 5.875%, 11/15/28		65,000	65,631

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		1,125,000	1,086,813

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46		405,000	363,209

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24		200,000	112,000

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		150,000	152,100

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		55,000	51,263

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21		400,000	397,599

			16,393,296
Energy (2.1%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		195,000	206,456

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19		185,000	191,430

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		20,000	20,250

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		43,000	43,538

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		77,000	77,193

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		192,000	188,742

Apergy Corp. 144A sr. unsec. notes 6.375%, 5/1/26		140,000	142,275

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		60,000	66,000

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)		445,000	423,443

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		715,000	687,413

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)		325,000	321,725

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)		370,000	365,393

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		65,000	62,888

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		55,000	49,913

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)		195,000	190,233

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		200,000	208,000

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		485,000	480,756

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 6/15/27		40,000	40,700

Chesapeake Energy Corp. company guaranty sr. unsec. notes 8.00%, 1/15/25		80,000	81,476

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		20,000	18,900

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		38,000	39,889

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19		820,000	812,583

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		55,000	52,907

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		145,000	142,010

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		50,000	48,777

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		25,000	25,330

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		65,000	65,961

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		155,000	158,100

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		105,000	101,325

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		60,000	57,450

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		114,000	120,521

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		160,000	160,000

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		45,000	43,875

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		165,000	160,875

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		55,000	53,350

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		940,000	857,751

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		120,000	119,932

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42		140,000	145,082

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		120,000	124,512

Ensco PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		75,000	70,853

EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		690,000	662,380

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		74,000	72,890

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 9.375%, 5/1/24		103,000	84,460

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		65,000	50,375

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		30,000	30,300

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 7.75%, 5/15/26		90,000	92,025

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		555,000	517,577

Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		170,000	189,208

Extraction Oil & Gas, Inc. 144A sr. unsec. notes 5.625%, 2/1/26		110,000	105,332

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31		140,000	162,704

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		145,000	144,638

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		160,000	161,600

Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		145,000	139,925

Jagged Peak Energy, LLC 144A company guaranty sr. unsec. notes 5.875%, 5/1/26		85,000	83,300

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25		50,000	40,375

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)		200,000	201,500

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		125,000	145,569

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		15,000	13,988

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		35,000	32,550

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		60,000	59,850

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20		153,000	157,797

Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/25		140,000	132,300

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		80,000	83,400

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		30,000	30,675

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		75,000	71,063

Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		40,000	41,200

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		25,000	25,438

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		67,000	68,153

Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		90,000	91,013

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46		870,000	877,970

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	197,619

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.999%, 1/27/28 (Brazil)		220,000	199,100

Petrobras Global Finance BV company guaranty sr. unsec. notes Ser. REGS, 5.299%, 1/27/25 (Brazil)		61,000	56,364

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		421,000	420,474

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		1,688,000	1,675,340

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		444,000	452,325

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		270,000	56,700

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		900,000	923,189

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.375%, 3/13/22 (Mexico)		103,000	105,679

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)		150,000	148,076

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		887,000	832,183

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		65,000	66,755

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26		90,000	86,175

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		100,000	102,500

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		24,000	24,142

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		20,000	18,850

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		355,000	343,679

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		120,000	127,999

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		352,000	357,698

SemGroup Corp. company guaranty sr. unsec. notes 6.375%, 3/15/25		30,000	28,500

SESI, LLC company guaranty sr. unsec. notes 7.75%, 9/15/24		130,000	133,413

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		45,000	45,788

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)		75,000	71,906

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)		35,000	36,225

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		15,000	2

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		54,000	5

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		980,000	931,274

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)		140,000	138,091

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21		78,000	79,794

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		40,000	37,850

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		60,000	60,150

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23		20,000	20,200

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		75,000	76,875

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		340,000	313,248

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		488,000	486,877

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		85,000	83,513

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		65,000	63,050

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		510,000	474,300

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		410,000	387,661

Trinidad Drilling, Ltd. 144A company guaranty sr. unsec. notes 6.625%, 2/15/25 (Canada)		120,000	115,500

USA Compression Partners LP/USA Compression Finance Corp. 144A sr. unsec. notes 6.875%, 4/1/26		85,000	87,975

Vermilion Energy, Inc. 144A company guaranty sr. unsec. notes 5.625%, 3/15/25 (Canada)		85,000	84,363

Weatherford International, LLC 144A company guaranty sr. unsec. notes 9.875%, 3/1/25		45,000	45,225

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		150,000	151,452

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		25,000	24,802

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26		65,000	66,950

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		95,000	122,488

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		4,000	4,805

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24		627,000	626,362

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		15,000	16,988

WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		50,000	49,860

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		26,000	27,040

			22,884,741
Financials (7.9%)

ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)		605,000	595,567

AIG Global Funding 144A sr. notes 2.15%, 7/2/20		450,000	441,005

Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21		15,000	14,604

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		1,145,000	1,049,796

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		50,000	50,244

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		45,000	46,457

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		130,000	154,700

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20		24,000	25,650

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		460,000	468,626

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18		30,000	30,563

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity		132,000	132,495

American Express Co. sr. unsec. bonds 8.125%, 5/20/19		515,000	538,848

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		231,000	291,060

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		1,400,000	1,368,199

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)		755,000	737,749

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	203,250

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		255,000	269,583

Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	190,907

Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	403,097

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		303,000	313,605

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		25,000	26,563

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		2,355,000	2,194,790

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20		290,000	283,320

Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 3.101%, 9/15/26		100,000	96,204

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		870,000	1,001,268

Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		420,000	418,322

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		85,000	78,736

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		280,000	271,014

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		780,000	765,153

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%, 10/30/18 (Canada)		509,000	508,132

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		860,000	842,344

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		151,000	152,648

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		235,000	241,519

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	202,905

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		895,000	872,525

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		140,000	146,903

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19		285,000	298,014

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		328,000	348,198

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		130,000	126,251

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		132,000	138,929

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		228,000	235,929

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19		12,000	12,033

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		72,000	72,720

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		301,000	303,258

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		45,000	45,506

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		405,000	385,340

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		885,000	873,000

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		2,690,000	2,605,359

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		275,000	261,504

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		385,000	378,698

Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		340,000	339,512

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20		990,000	973,811

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		70,000	69,475

Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,010,000	943,506

Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)		1,135,000	1,118,770

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,110,000	1,081,737

Cooperatieve Rabobank UA company guaranty sr. unsec. unsub. bonds Ser. MTN, 5.25%, 5/24/41 (Netherlands)		590,000	660,959

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		30,000	30,975

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		67,000	67,251

Credit Agricole SA 144A unsec.sub. FRN 4.00%, 1/10/33 (France)		250,000	227,327

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		225,000	222,188

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)		870,000	846,289

Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		1,275,000	1,237,085

Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		615,000	616,920

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)		207,000	212,788

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		90,000	86,850

Fairfax Financial Holdings, Ltd. 144A sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,195,000	1,181,796

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		190,000	193,142

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		93,000	91,556

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		345,000	354,096

Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		85,000	83,300

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	116,400

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 3.373%, 11/15/25 (Ireland)		914,000	877,277

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)		1,080,000	1,055,787

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		75,000	79,313

Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,205,000	1,186,817

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19		1,105,000	1,135,278

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,035,000	1,954,267

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		1,870,000	1,838,237

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19		615,000	611,232

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22		160,000	168,785

Hospitality Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		681,000	630,102

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		35,000	34,253

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)		250,000	279,613

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		155,000	151,786

HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		115,000	113,563

Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23		565,000	573,004

Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20		540,000	532,907

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		65,000	65,488

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		65,000	66,300

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		30,000	30,375

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		57,000	57,071

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		355,000	374,409

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		44,000	46,695

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		40,000	40,000

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	43,566

JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		80,000	82,608

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		376,000	382,956

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,495,000	2,243,351

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,650,000	2,491,493

JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21		485,000	483,719

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18		618,000	617,286

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		250,000	247,094

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		525,000	558,659

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		227,000	267,860

Lloyds Banking Group PLC unsec. sub. bonds 4.344%, 1/9/48 (United Kingdom)		292,000	250,582

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		425,000	420,155

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		145,000	141,013

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		410,000	406,436

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)		830,000	868,394

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		795,000	777,026

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	477,369

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21		162,000	168,245

Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19		260,000	255,971

Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19		442,500	436,019

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		40,000	40,500

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		40,000	36,300

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)		230,000	235,343

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		425,000	422,900

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		715,000	682,802

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		2,470,000	2,371,758

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20		725,000	719,735

National Australia Bank, Ltd. 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.69%), 3.016%, 12/9/19 (Australia)		1,200,000	1,207,165

National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)		430,000	419,116

National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)		865,000	851,144

National Australia Bank, Ltd./New York sr. unsec. notes 2.50%, 1/12/21 (Australia)		785,000	768,239

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		125,000	124,688

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		290,000	281,894

Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Sweden)		650,000	630,401

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33		1,129,000	1,404,342

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25		745,000	724,861

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20		480,000	469,879

Protective Life Global Funding 144A notes 2.262%, 4/8/20		445,000	437,927

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		125,000	121,694

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		141,000	146,288

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		157,000	156,804

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)		120,000	124,110

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		630,000	607,518

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)		1,145,000	1,127,653

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		440,000	446,394

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		205,000	208,998

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		200,000	198,412

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)		505,000	505,000

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		430,000	419,705

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		525,000	533,342

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)		3,865,000	3,812,907

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		90,000	89,325

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		40,000	40,500

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)		110,000	106,150

Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		900,000	876,392

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		435,000	435,819

TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		95,000	96,425

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		819,000	770,765

Travelport Corporate Finance PLC 144A company guaranty sr. notes 6.00%, 3/15/26 (United Kingdom)		65,000	65,488

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		530,000	519,816

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)		589,000	583,678

UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)		1,760,000	1,695,578

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		433,000	427,417

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		105,000	104,475

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)		240,000	240,089

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)		140,000	140,175

Wand Merger Corp. 144A sr. unsec. notes 9.125%, 7/15/26		25,000	25,313

Wand Merger Corp. 144A sr. unsec. notes 8.125%, 7/15/23		35,000	35,481

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		285,000	292,125

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		1,130,000	1,115,652

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)		80,000	82,024

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)		2,135,000	2,100,562

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		790,000	756,316

WeWork Cos, Inc. 144A company guaranty sr. unsec. notes 7.875%, 5/1/25		175,000	167,563

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)		170,000	172,221

			86,968,352
Health care (2.0%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25		105,000	101,693

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22		525,000	509,731

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20		590,000	582,891

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		165,000	152,625

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)		176,000	173,182

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)		525,000	509,799

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		495,000	489,452

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20		500,000	503,272

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		710,000	640,854

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		155,000	128,650

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)		99,000	122,395

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47		1,026,000	991,549

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		881,000	833,957

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		705,000	703,880

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		55,000	52,525

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		90,000	94,838

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		65,000	65,406

Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		45,000	45,591

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		210,000	192,413

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		222,000	113,220

CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		109,000	89,857

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21		350,000	357,401

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)		60,000	3,600

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		405,000	420,123

CVS Health Corp. sr. unsec. unsub. bonds 5.05%, 3/25/48		783,000	796,856

CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		2,347,000	2,308,442

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18		525,000	523,568

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		240,000	197,400

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		40,000	32,600

GlaxoSmithKline Capital, Inc. company guaranty sr. unsec. unsub. notes 3.875%, 5/15/28		365,000	367,877

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		80,000	79,456

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		160,000	166,400

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		455,000	417,463

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19		90,000	90,225

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		14,000	15,260

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		60,000	59,712

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		55,000	60,775

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		40,000	32,200

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		685,000	651,217

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		50,000	50,313

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		20,000	19,400

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,130,000	1,133,159

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)		680,000	647,700

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		180,000	182,598

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		73,000	71,358

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		530,000	511,134

Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		955,000	956,082

Service Corp. International sr. unsec. notes 5.375%, 1/15/22		54,000	54,540

Service Corp. International sr. unsec. notes 4.625%, 12/15/27		200,000	188,920

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		284,000	290,390

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		643,000	587,471

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		538,000	506,147

Sotera Health Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		40,000	40,800

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		60,000	61,650

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		65,000	67,959

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Netherlands)		200,000	203,846

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		540,000	510,584

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,455,000	1,457,259

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		535,000	518,034

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		30,000	29,565

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.25%, 4/1/26		100,000	103,875

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		85,000	88,077

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		130,000	119,763

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		118,000	110,846

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		4,000	3,935

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		115,000	120,572

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		40,000	41,400

Valeant Pharmaceuticals International, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		90,000	91,125

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		55,000	54,725

			22,501,582
Technology (2.0%)

Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		505,000	451,222

Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20		845,000	840,855

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,420,000	1,440,230

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		275,000	275,145

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19		1,970,000	1,963,219

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		350,000	360,303

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		453,000	430,127

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		97,000	—

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		667,000	630,884

Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,225,000	1,115,521

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		520,000	481,680

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		305,000	323,126

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		144,000	173,422

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		774,000	810,097

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21		20,000	20,272

Energizer Gamma Acquisition, Inc. 144A company guaranty sr. unsec. notes 6.375%, 7/15/26		35,000	35,591

Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		380,000	378,441

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25		76,000	79,908

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23		105,000	109,366

First Data Corp. 144A notes 5.75%, 1/15/24		160,000	160,003

First Data Corp. 144A sr. notes 5.375%, 8/15/23		60,000	60,555

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		675,000	638,095

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		220,000	221,100

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		220,000	220,550

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		140,000	140,175

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		22,000	22,275

Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		50,000	46,270

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		165,000	152,006

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		291,000	360,883

Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23		835,000	836,933

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27		1,050,000	1,033,914

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		750,000	693,784

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19		475,000	481,944

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		1,385,000	1,328,087

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		310,000	349,700

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27		442,000	423,281

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		548,000	505,384

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		200,000	193,735

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19		1,580,000	1,571,742

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		70,000	70,035

salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		905,000	898,529

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		55,000	61,085

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		140,000	134,400

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		180,000	175,500

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		215,000	198,526

Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		905,000	880,113

			21,778,013
Transportation (0.1%)

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		370,000	345,809

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		45,109	47,473

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		75,000	72,860

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		210,000	195,825

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		315,000	313,607

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22		65,389	68,342

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26		222,896	219,210

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		153,000	155,486

			1,418,612
Utilities and power (1.2%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		440,000	442,200

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		20,000	20,000

AES Corp./Virginia (The) sr. unsec. notes 4.50%, 3/15/23		45,000	44,606

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		45,000	44,888

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		55,000	60,344

Appalachian Power Co. sr. unsec. unsub. notes 4.60%, 3/30/21		245,000	252,140

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42		60,000	62,534

Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48		575,000	526,986

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		70,000	64,006

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		60,000	56,513

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		10,000	9,925

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		25,000	26,952

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		208,000	252,615

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18		402,000	409,266

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		205,000	201,653

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20		465,000	456,326

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		775,000	719,359

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		20,000	21,325

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		60,000	65,250

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		50,000	62,192

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)		245,000	250,000

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26		235,000	221,267

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		640,000	634,198

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		915,000	937,875

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27		45,000	45,000

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,175,000	1,093,258

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27		276,000	267,750

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47		459,000	469,316

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		785,000	878,598

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)		42,000	38,220

IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		205,000	198,780

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		115,000	111,264

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		505,000	503,849

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		210,000	202,650

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		1,080,000	1,042,762

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		17,000	20,760

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		430,000	532,330

Nevada Power Co. mtge. notes 7.125%, 3/15/19		310,000	319,159

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		315,000	293,738

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		75,000	79,875

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		115,000	118,163

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28		40,000	39,500

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		350,000	336,082

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		110,000	126,919

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22		135,000	138,357

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		560,000	530,912

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		295,000	299,560

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		15,000	14,753

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		215,000	258,399

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20		54,000	405

			13,802,779

Total corporate bonds and notes (cost $268,055,654)			$262,964,870

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.4%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.5%)

Government National Mortgage Association Pass-Through Certificates
4.70%, with due dates from 5/20/67 to 8/20/67		$208,358	$223,205
4.629%, 6/20/67		101,315	108,027
4.501%, 3/20/67		94,336	99,642
4.00%, with due dates from 3/15/46 to 3/20/46		862,727	888,146
3.50%, with due dates from 7/20/47 to 11/20/47		59,575,953	59,843,283

			61,162,303
U.S. Government Agency Mortgage Obligations (13.9%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 5/1/48		17,998,853	18,361,106
3.00%, 2/1/47		1,828,919	1,771,765

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 7/1/48		8,000,000	8,730,000
4.50%, TBA, 7/1/48		1,000,000	1,041,250
4.50%, TBA, 8/1/47		1,000,000	1,039,531
4.00%, TBA, 7/1/48		4,000,000	4,078,125
4.00%, 8/1/47		7,695,618	7,851,935
3.50%, with due dates from 12/1/47 to 6/1/56		48,408,414	48,205,509
3.00%, TBA, 8/1/48		7,000,000	6,773,047
3.00%, TBA, 7/1/48		10,000,000	9,685,938
3.00%, TBA, 7/1/33		9,000,000	8,946,563
3.00%, with due dates from 12/1/31 to 3/1/47		37,910,154	37,287,723

			153,772,492

Total U.S. government and agency mortgage obligations (cost $219,564,277)			$214,934,795

MORTGAGE-BACKED SECURITIES (3.7%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (0.6%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.791%, 10/25/27 (Bermuda)		$479,802	$479,203

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 17.451%, 4/15/37		77,405	104,774
IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 15.433%, 12/15/36		102,752	128,904
IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 13.64%, 3/15/35		167,972	203,767
IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 11.647%, 6/15/34		100,030	109,992
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.841%, 10/25/24		297,175	330,099
IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 4.877%, 3/15/41		1,240,609	209,581
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 4.691%, 12/25/27		496,185	507,195
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, (1 Month US LIBOR + 2.20%), 4.291%, 3/25/25		60,944	61,215
Ser. 3391, PO, zero %, 4/15/37		6,594	5,434
Ser. 3300, PO, zero %, 2/15/37		37,627	31,631
Ser. 3206, Class EO, PO, zero %, 8/15/36		3,803	3,248
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		3,534	2,587

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 27.353%, 7/25/36		25,231	39,921
IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 16.899%, 3/25/36		94,128	134,705
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 13.977%, 8/25/35		40,373	47,307
IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 13.64%, 12/25/35		39,660	52,191
IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 11.957%, 11/25/34		17,893	20,148
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.091%, 9/25/28		320,000	378,818
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.991%, 11/25/24		161,450	184,791
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.991%, 7/25/24		304,981	324,924
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.441%, 1/25/29		83,595	83,923
Ser. 07-64, Class LO, PO, zero %, 7/25/37		13,454	11,954
Ser. 07-14, Class KO, PO, zero %, 3/25/37		19,493	15,726
Ser. 06-125, Class OX, PO, zero %, 1/25/37		2,053	1,671
Ser. 06-84, Class OT, PO, zero %, 9/25/36		2,463	2,011

Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47		1,607,560	369,739
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		291,774	63,625
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		62,931	12,752
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44		3,089,011	559,862
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 3.966%, 6/20/43		1,243,321	224,815
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44		2,725,898	370,309
Ser. 13-14, IO, 3.50%, 12/20/42		798,982	115,884
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41		1,215,583	147,633
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39		1,392,059	114,909
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38		1,094,119	125,064
Ser. 16-H16, Class EI, IO, 2.483%, 6/20/66(WAC)		3,363,637	395,900
Ser. 15-H26, Class EI, IO, 1.72%, 10/20/65(WAC)		1,778,491	161,131
Ser. 15-H25, Class BI, IO, 1.439%, 10/20/65(WAC)		3,065,002	303,742
Ser. 06-36, Class OD, PO, zero %, 7/16/36		2,241	1,819

			6,442,904
Commercial mortgage-backed securities (1.9%)

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.059%, 7/10/42(WAC)		104,189	15
FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)		2,240,851	22

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.579%, 11/10/41(WAC)		246,942	1,209
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)		1,120,270	1

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)		54,598	5

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.283%, 3/11/39(WAC)		157,789	102,559
FRB Ser. 06-PW11, Class C, 5.283%, 3/11/39 (In default)(NON)(WAC)		191,000	19,100
FRB Ser. 06-PW14, Class X1, IO, 0.514%, 12/11/38(WAC)		279,016	4,046

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.947%, 12/15/47(WAC)		411,000	398,125

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47		178,000	180,469

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.686%, 10/15/49(WAC)		6,655,672	67

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.015%, 5/15/46(WAC)		202,402	205,154

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.876%, 2/10/47(WAC)		15,190,733	373,171

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.89%, 7/15/47(WAC)		246,000	246,227
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)		233,000	243,233
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)		275,000	286,519
FRB Ser. 12-CR1, Class XA, IO, 2.05%, 5/15/45(WAC)		3,404,968	203,109
FRB Ser. 13-LC13, Class XA, IO, 1.423%, 8/10/46(WAC)		7,097,042	280,292
FRB Ser. 14-UBS4, Class XA, IO, 1.358%, 8/10/47(WAC)		6,755,290	336,720
FRB Ser. 14-CR18, Class XA, IO, 1.311%, 7/15/47(WAC)		3,032,682	125,250
FRB Ser. 14-CR17, Class XA, IO, 1.244%, 5/10/47(WAC)		4,763,107	195,902
FRB Ser. 14-UBS6, Class XA, IO, 1.114%, 12/10/47(WAC)		4,733,156	202,139

COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.285%, 7/10/46(WAC)		476,000	486,636
FRB Ser. 13-CR9, Class D, 4.404%, 7/10/45(WAC)		337,000	279,947
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)		274,000	186,149
FRB Ser. 06-C8, Class XS, IO, 0.844%, 12/10/46(WAC)		2,202,823	54

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.222%, 5/15/38(WAC)		118,271	13

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.44%, 4/15/50(WAC)		678,000	665,550

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.515%, 8/10/44(WAC)		1,128,000	1,170,338

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 1.175%, 5/10/43(WAC)		73,937	4

GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.80%, 6/10/47(WAC)		555,000	546,718
FRB Ser. 13-GC10, Class XA, IO, 1.692%, 2/10/46(WAC)		6,805,640	418,077

GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.196%, 8/10/43(WAC)		277,000	284,504
FRB Ser. 12-GC6, Class D, 5.84%, 1/10/45(WAC)		503,000	501,224
FRB Ser. 12-GC6, Class E, 5.00%, 1/10/45(WAC)		478,000	383,845

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.717%, 8/15/46(WAC)		554,000	551,769
FRB Ser. 14-C22, Class C, 4.71%, 9/15/47(WAC)		281,000	272,500
FRB Ser. 14-C19, Class XA, IO, 1.289%, 4/15/47(WAC)		7,061,818	149,492
FRB Ser. 14-C25, Class XA, IO, 1.103%, 11/15/47(WAC)		4,149,198	170,959

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.895%, 12/15/44(WAC)		287,190	284,106
FRB Ser. 13-LC11, Class XA, IO, 1.422%, 4/15/46(WAC)		3,307,041	175,014
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)		2,531,069	3,958

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.312%, 5/15/45(WAC)		553,000	487,934
FRB Ser. 12-LC9, Class D, 4.518%, 12/15/47(WAC)		119,000	118,621
FRB Ser. 12-LC9, Class E, 4.518%, 12/15/47(WAC)		161,000	149,047
FRB Ser. 05-CB12, Class X1, IO, 0.406%, 9/12/37(WAC)		625,693	980
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)		190,069	2

LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C7, Class XCL, IO, 0.524%, 11/15/40(WAC)		693,554	2,541

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.246%, 4/20/48(WAC)		508,000	469,737

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 1.081%, 8/12/39(WAC)		194,062	569
FRB Ser. 05-MCP1, Class XC, IO, 0.002%, 6/12/43(WAC)		250,685	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 7.137%, 5/15/44(WAC)		2,838	124
FRB Ser. 06-C4, Class X, IO, 6.641%, 7/15/45(WAC)		62,421	2,478
FRB Ser. 07-C5, Class X, IO, 6.226%, 12/15/49(WAC)		283,832	12,403

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476%, 11/15/45		647,000	646,284
FRB Ser. 14-C17, Class XA, IO, 1.355%, 8/15/47(WAC)		4,473,884	184,181

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.727%, 11/15/45(WAC)		265,000	265,580

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		83,202	20,799

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class B, 6.368%, 1/11/43(WAC)		422,000	426,220
FRB Ser. 11-C3, Class D, 5.327%, 7/15/49(WAC)		206,000	207,883

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38		357,873	29,524

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 5.05%, 5/10/63(WAC)		319,000	296,088
FRB Ser. 12-C4, Class XA, IO, 1.795%, 12/10/45(WAC)		957,379	54,255
FRB Ser. 12-C2, Class XA, IO, 1.492%, 5/10/63(WAC)		13,098,029	567,809

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.464%, 10/15/44(WAC)		323,780	321,234

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45(WAC)		596,009	119
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42(WAC)		148,517	15

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.423%, 7/15/46(WAC)		218,000	224,051
FRB Ser. 13-LC12, Class C, 4.423%, 7/15/46(WAC)		409,000	383,735
Ser. 12-LC5, Class AS, 3.539%, 10/15/45		369,000	364,079
FRB Ser. 14-LC16, Class XA, IO, 1.501%, 8/15/50(WAC)		4,963,712	251,610
FRB Ser. 16-LC25, Class XA, IO, 1.225%, 12/15/59(WAC)		3,427,111	199,819

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.423%, 7/15/46(WAC)		507,000	442,042

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)		93,000	92,708
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)		629,000	649,059
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)		195,000	197,423
Ser. 12-C8, Class AS, 3.66%, 8/15/45		358,000	362,990
Ser. 13-C12, Class AS, 3.56%, 3/15/48		275,000	274,541
Ser. 13-C11, Class AS, 3.311%, 3/15/45		117,000	115,026

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.859%, 11/15/44(WAC)		241,000	252,937
FRB Ser. 11-C5, Class E, 5.859%, 11/15/44(WAC)		911,000	900,346
FRB Ser. 11-C3, Class D, 5.847%, 3/15/44(WAC)		682,000	577,759
FRB Ser. 11-C2, Class D, 5.838%, 2/15/44(WAC)		755,000	743,439
Ser. 11-C4, Class E, 5.399%, 6/15/44(WAC)		208,000	192,363
FRB Ser. 12-C9, Class D, 4.94%, 11/15/45(WAC)		291,000	274,703
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46(WAC)		153,000	129,991
FRB Ser. 12-C10, Class XA, IO, 1.721%, 12/15/45(WAC)		2,276,671	127,398
FRB Ser. 12-C9, Class XB, IO, 0.844%, 11/15/45(WAC)		6,676,000	185,192

			21,139,829
Residential mortgage-backed securities (non-agency) (1.2%)

BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.30%), 2.391%, 9/25/45		171,044	163,946

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.816%, 5/25/35(WAC)		549,008	562,058

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.518%, 8/25/46		200,028	174,134
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.498%, 6/25/46		636,189	569,462
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.414%, 11/20/35		536,894	529,993
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 2.281%, 8/25/46		796,674	669,955
FRB Ser. 05-27, Class 1A1, 2.051%, 8/25/35(WAC)		137,246	116,604

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 7.241%, 11/25/28		280,000	333,375

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.991%, 10/25/28		931,750	1,086,493
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.791%, 4/25/28		1,130,755	1,317,364
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.641%, 4/25/28		1,587,938	1,797,535
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.091%, 7/25/25		250,662	279,880
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.391%, 2/25/25		131,961	145,787
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 6.341%, 4/25/29		50,000	56,798
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 6.091%, 5/25/25		259,787	284,233

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 2.891%, 2/25/34		455,593	442,679

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.537%, 2/25/35(WAC)		189,725	193,871

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 2.916%, 8/25/34		322,086	322,086

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47		100,000	96,170

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.141%, 10/25/34		290,000	292,122

Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.941%, 5/25/47		611,097	513,732
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 2.271%, 1/25/37		227,418	217,248

Vericrest Opportunity Loan Transferee LXIII, LLC 144A Ser. 17-NP10, Class A1, 3.00%, 10/25/47		400,488	394,481

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR3, Class A2, 3.952%, 6/25/34(WAC)		381,017	388,549
FRB Ser. 05-AR10, Class 1A3, 3.359%, 9/25/35(WAC)		428,451	428,990
FRB Ser. 05-AR12, Class 1A8, 3.278%, 10/25/35(WAC)		710,577	709,158
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 3.051%, 7/25/45		318,995	317,624
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 2.491%, 8/25/45		387,087	382,674

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR4, Class 1A3, 4.003%, 4/25/35(WAC)		162,471	165,037

			12,952,038

Total mortgage-backed securities (cost $40,539,514)			$40,534,771

ASSET-BACKED SECURITIES (0.7%)(a)
		Principal amount	Value

loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 2.891%, 11/25/50		$1,099,000	$1,099,000

Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 2.861%, 4/24/19		2,311,000	2,311,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 2.791%, 7/24/19		1,819,000	1,819,000
FRB Ser. 17-6, Class A, (1 Month US LIBOR + 0.70%), 2.661%, 11/24/18		1,898,000	1,898,000

Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.691%, 1/25/46		1,099,171	1,095,300

Total asset-backed securities (cost $8,221,750)			$8,222,300

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.7%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)		$325,000	$262,275

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		210,000	176,925

Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		1,755,000	1,618,988

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		185,000	154,938

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		180,000	157,950

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		300,000	261,000

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		685,000	707,126

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		157,000	151,275

Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		705,000	685,653

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		150,000	141,750

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)		320,000	321,329

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		200,000	202,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)		200,000	219,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		825,000	812,891

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		200,000	193,000

Russia (Federation of) 144A sr. unsec. notes 4.375%, 3/21/29 (Russia)		1,000,000	967,500

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)		200,000	193,417

Total foreign government and agency bonds and notes (cost $7,805,937)			$7,228,267

COMMODITY LINKED NOTES (0.4%)(a)(CLN)
		Principal amount	Value

Goldman Sachs International 144A notes zero %, 2019 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)		$3,410,000	$4,427,395

Total commodity Linked Notes (cost $3,410,000)			$4,427,395

SENIOR LOANS (0.2%)(a)(c)
		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 6.323%, 12/15/24		$144,150	$144,421

Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.611%, 6/21/24		183,150	183,254

California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.838%, 11/17/22		120,000	121,950

CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 6.251%, 5/5/24		42,980	42,954

Eagleclaw Midstream Ventures, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.421%, 6/30/24		99,748	97,566

Forterra Finance, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.094%, 10/25/23		69,382	64,554

FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.844%, 4/16/21		83,647	83,995

Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 5.084%, 3/31/24		48,555	48,495

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.604%, 5/21/24		110,000	108,625

Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 7.509%, 10/16/23		59,845	59,347

KCA Deutag Alpha, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 6.75%), 9.021%, 3/21/23		113,923	113,354

Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.53%, 11/6/24		254,363	254,892

Neiman Marcus Group, Ltd., Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.263%, 10/25/20		66,056	58,427

Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 5.363%, 11/3/23		59,849	59,026

Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.594%, 9/7/23		142,711	110,601

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.873%, 2/28/26		75,000	73,500

Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 5.373%, 2/28/25		79,800	79,601

Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.202%, 3/28/25		189,525	186,551

Total senior loans (cost $1,914,274)			$1,891,113

CONVERTIBLE BONDS AND NOTES (—%)(a)
		Principal amount	Value

DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26		$65,000	$62,959

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18		25,000	55,170

Total convertible bonds and notes (cost $84,823)			$118,129

INVESTMENT COMPANIES (—%)(a)
		Shares	Value

SPDR S&P 500 ETF Trust		424	$115,023

Total investment companies (cost $115,248)			$115,023

CONVERTIBLE PREFERRED STOCKS (—%)(a)
		Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)		3,415	$90,976

Nine Point Energy 6.75% cv. pfd.		11	12,138

Total convertible preferred stocks (cost $73,389)			$103,114

PREFERRED STOCKS (—%)(a)
		Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP		2,035	$53,521

Total preferred stocks (cost $50,875)			$53,521

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

Barclays Bank PLC

NOK/SEK (Put)	Jul-18/SEK 1.08	$1,649,878	NOK	13,437,187	$403

Goldman Sachs International

NOK/SEK (Put)	Jul-18/SEK 1.08	1,649,878	NOK	13,437,187	403

HSBC Bank USA, National Association

EUR/SEK (Put)	Aug-18/SEK 10.00	6,504,004	EUR	5,569,450	1,444

NOK/SEK (Put)	Jul-18/SEK 1.07	1,649,879	NOK	13,437,188	320

Total purchased options outstanding (cost $52,144)					$2,570

WARRANTS (—%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.		9/9/20	$14.04	722	$288

Total warrants (cost $—)					$288

SHORT-TERM INVESTMENTS (12.5%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 2.16%(AFF)	Shares	812,691	$812,691

Putnam Short Term Investment Fund 2.04%(AFF)	Shares	124,803,338	124,803,338

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.82%(P)	Shares	20,000	20,000

U.S. Treasury Bills 1.736%, 7/5/18(SEG)(SEGSF)(SEGCCS)		$5,250,000	5,249,274

U.S. Treasury Bills 1.782%, 7/19/18(SEG)		2,287,000	2,285,123

U.S. Treasury Bills 1.926%, 9/6/18(SEG)(SEGCCS)		1,715,001	1,709,097

U.S. Treasury Bills 1.879%, 8/9/18(SEG)(SEGSF)(SEGCCS)		1,070,000	1,067,942

U.S. Treasury Bills 1.778%, 7/12/18(SEGSF)		1,002,001	1,001,534

U.S. Treasury Bills 1.893%, 9/13/18(SEG)		545,002	542,922

U.S. Treasury Bills 1.907%, 8/16/18(SEG)(SEGCCS)		377,001	376,139

U.S. Treasury Bills 1.861%, 8/2/18(SEG)(SEGCCS)		325,000	324,495

U.S. Treasury Bills 1.894%, 8/23/18(SEG)(SEGCCS)		151,002	150,601

Total short-term investments (cost $138,342,411)			$138,343,156

TOTAL INVESTMENTS

Total investments (cost $1,107,007,287)			$1,146,287,175

FORWARD CURRENCY CONTRACTS at 6/30/18 (aggregate face value $114,285,245) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/18/18	$1,958,299	$2,060,933	$(102,634)
	British Pound	Buy	9/19/18	2,228,531	2,284,676	(56,145)
	Euro	Sell	9/19/18	5,057,187	5,071,318	14,131
	Hong Kong Dollar	Buy	8/16/18	264,673	264,941	(268)
	Japanese Yen	Sell	8/16/18	776,500	790,800	14,300
	New Taiwan Dollar	Buy	8/16/18	14,219	3,724	10,495
	New Zealand Dollar	Sell	7/18/18	804,497	836,803	32,306
	Norwegian Krone	Buy	9/19/18	1,509,902	1,506,532	3,370
	Swedish Krona	Sell	9/19/18	1,547,017	1,574,293	27,276
Barclays Bank PLC
	Australian Dollar	Buy	7/18/18	1,932,027	2,004,531	(72,504)
	British Pound	Buy	9/19/18	138,124	142,739	(4,615)
	Canadian Dollar	Buy	7/18/18	105,381	116,060	(10,679)
	Euro	Sell	9/19/18	259,237	260,494	1,257
	Japanese Yen	Sell	8/16/18	22,100	16,312	(5,788)
	Norwegian Krone	Buy	9/19/18	1,246,913	1,244,873	2,040
	Swedish Krona	Sell	9/19/18	703,254	718,760	15,506
Citibank, N.A.
	Australian Dollar	Buy	7/18/18	1,618,607	1,692,426	(73,819)
	Brazilian Real	Buy	7/3/18	702,341	830,973	(128,632)
	Brazilian Real	Sell	7/3/18	702,341	830,237	127,896
	Canadian Dollar	Buy	7/18/18	1,096,488	1,113,183	(16,695)
	Danish Krone	Sell	9/19/18	348,020	349,034	1,014
	Euro	Sell	9/19/18	838,205	839,227	1,022
	Japanese Yen	Sell	8/16/18	2,445,335	2,473,979	28,644
	New Zealand Dollar	Sell	7/18/18	735,209	878,202	142,993
	Norwegian Krone	Buy	9/19/18	414,332	413,600	732
	Swedish Krona	Sell	9/19/18	1,858,202	1,901,674	43,472
Credit Suisse International
	Australian Dollar	Buy	7/18/18	4,480,088	4,642,860	(162,772)
	British Pound	Buy	9/19/18	33,770	31,133	2,637
	Canadian Dollar	Buy	7/18/18	16,815	5,020	11,795
	Euro	Sell	9/19/18	1,259,305	1,265,793	6,488
	Japanese Yen	Sell	8/16/18	769,229	778,837	9,608
	New Zealand Dollar	Sell	7/18/18	815,604	832,934	17,330
	Swedish Krona	Sell	9/19/18	1,392,885	1,418,010	25,125
Goldman Sachs International
	Australian Dollar	Buy	7/18/18	783,216	931,467	(148,251)
	Brazilian Real	Buy	7/3/18	702,316	830,612	(128,296)
	Brazilian Real	Sell	7/3/18	702,316	821,166	118,850
	British Pound	Sell	9/19/18	2,170,130	2,194,888	24,758
	Canadian Dollar	Buy	7/18/18	271,707	281,616	(9,909)
	Chinese Yuan (Offshore)	Buy	8/16/18	794,002	831,348	(37,346)
	Chinese Yuan (Offshore)	Sell	8/16/18	812,261	828,986	16,725
	Euro	Sell	9/19/18	1,013,223	1,009,441	(3,782)
	Japanese Yen	Buy	8/16/18	297,774	301,486	(3,712)
	New Taiwan Dollar	Buy	8/16/18	8,923	6,247	2,676
	New Zealand Dollar	Sell	7/18/18	2,748,482	2,831,948	83,466
	Norwegian Krone	Buy	9/19/18	10,345,802	10,335,943	9,859
	South African Rand	Buy	7/18/18	754,705	837,053	(82,348)
	South African Rand	Sell	7/18/18	754,705	818,851	64,146
	Swedish Krona	Sell	9/19/18	1,416,975	1,474,309	57,334
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/18/18	1,166,499	1,227,215	(60,716)
	British Pound	Buy	9/19/18	829,409	838,973	(9,564)
	Chinese Yuan (Offshore)	Buy	8/16/18	794,017	830,813	(36,796)
	Chinese Yuan (Offshore)	Sell	8/16/18	812,246	828,678	16,432
	Euro	Buy	9/19/18	543,142	544,358	(1,216)
	Japanese Yen	Sell	8/16/18	812,453	812,138	(315)
	New Zealand Dollar	Sell	7/18/18	1,615,360	1,651,162	35,802
	Swedish Krona	Sell	9/19/18	2,002,485	2,039,415	36,930
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/18/18	1,000,575	1,119,627	(119,052)
	British Pound	Buy	9/19/18	415,035	417,486	(2,451)
	Canadian Dollar	Sell	7/18/18	939,141	966,590	27,449
	Euro	Sell	9/19/18	1,089,338	1,088,414	(924)
	Japanese Yen	Sell	8/16/18	422,453	408,260	(14,193)
	New Zealand Dollar	Sell	7/18/18	604,558	635,389	30,831
	Norwegian Krone	Buy	9/19/18	2,423,044	2,417,544	5,500
	Russian Ruble	Buy	9/19/18	814,529	824,334	(9,805)
	Russian Ruble	Sell	9/19/18	814,529	820,110	5,581
	Singapore Dollar	Buy	8/16/18	177,917	181,827	(3,910)
	Swedish Krona	Sell	9/19/18	2,911,690	2,961,185	49,495
	Swiss Franc	Sell	9/19/18	1,928,099	1,938,011	9,912
NatWest Markets PLC
	Canadian Dollar	Sell	7/18/18	838,021	834,290	(3,731)
	Euro	Sell	9/19/18	837,736	833,730	(4,006)
	Japanese Yen	Buy	8/16/18	823,852	825,894	(2,042)
	Swedish Krona	Sell	9/19/18	1,515,953	1,553,606	37,653
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/18/18	1,271,810	1,365,285	(93,475)
	British Pound	Buy	9/19/18	274,793	278,560	(3,767)
	Canadian Dollar	Sell	7/18/18	394,891	390,947	(3,944)
	Euro	Sell	9/19/18	2,114,894	2,107,417	(7,477)
	Japanese Yen	Buy	8/16/18	405,878	408,608	(2,730)
	New Zealand Dollar	Sell	7/18/18	1,209,251	1,255,916	46,665
	Norwegian Krone	Buy	9/19/18	3,243,026	3,239,882	3,144
	Swedish Krona	Sell	9/19/18	5,152,651	5,268,879	116,228
	Turkish Lira	Sell	9/19/18	4,717	4,666	(51)
UBS AG
	Australian Dollar	Buy	7/18/18	1,597,367	1,657,259	(59,892)
	Canadian Dollar	Buy	7/18/18	17,956	397	17,559
	Euro	Sell	9/19/18	321,727	320,187	(1,540)
	Japanese Yen	Sell	8/16/18	833,900	840,008	6,108
	New Zealand Dollar	Sell	7/18/18	2,033,864	2,171,998	138,134
	Norwegian Krone	Buy	9/19/18	2,053,716	2,048,831	4,885
	Swedish Krona	Sell	9/19/18	827,625	860,293	32,668
WestPac Banking Corp.
	Australian Dollar	Buy	7/18/18	1,167,535	1,227,002	(59,467)
	Euro	Buy	9/19/18	3,876	3,885	(9)
	Japanese Yen	Sell	8/16/18	697,273	705,904	8,631

Unrealized appreciation						1,546,858

Unrealized (depreciation)						(1,549,268)

Total						$(2,410)
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

MSCI EAFE Index Mini (Short)	280	$27,420,960	$27,375,600	Sep-18	$798,074
Russell 2000 Index E-Mini (Long)	309	25,385,418	25,453,875	Sep-18	(427,297)
S&P 500 Index E-Mini (Long)	14	1,902,859	1,905,120	Sep-18	(16,833)
S&P 500 Index E-Mini (Short)	974	132,384,619	132,541,920	Sep-18	2,385,158
S&P Mid Cap 400 Index E-Mini (Long)	1	195,167	195,610	Sep-18	(4,174)
S&P Mid Cap 400 Index E-Mini (Short)	64	12,490,688	12,519,040	Sep-18	248,486
Tokyo Price Index (Long)	77	12,037,983	12,035,271	Sep-18	(231,908)
U.S. Treasury Bond 30 yr (Long)	122	17,690,000	17,690,000	Sep-18	361,944
U.S. Treasury Bond Ultra 30 yr (Long)	252	40,209,750	40,209,750	Sep-18	997,902
U.S. Treasury Bond Ultra 30 yr (Short)	3	478,688	478,688	Sep-18	(12,240)
U.S. Treasury Note 2 yr (Long)	444	94,051,688	94,051,688	Sep-18	45,144
U.S. Treasury Note 2 yr (Short)	43	9,108,609	9,108,609	Sep-18	(5,367)
U.S. Treasury Note 5 yr (Long)	851	96,688,227	96,688,227	Sep-18	374,947
U.S. Treasury Note 5 yr (Short)	35	3,976,602	3,976,602	Sep-18	(15,937)
U.S. Treasury Note 10 yr (Long)	325	39,060,938	39,060,938	Sep-18	295,975
U.S. Treasury Note 10 yr (Short)	375	45,070,313	45,070,313	Sep-18	(340,539)
U.S. Treasury Note Ultra 10 yr (Short)	27	3,462,328	3,462,328	Sep-18	(40,766)

Unrealized appreciation					5,507,630

Unrealized (depreciation)					(1,095,061)

Total					$4,412,569

TBA SALE COMMITMENTS OUTSTANDING at 6/30/18 (proceeds receivable $15,590,156) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 7/1/48	$1,000,000	7/12/18	$1,041,250
Federal National Mortgage Association, 3.00%, 8/1/48	3,000,000	8/13/18	2,902,734
Federal National Mortgage Association, 3.00%, 7/1/48	10,000,000	7/12/18	9,685,938
Government National Mortgage Association, 3.50%, 7/1/48	2,000,000	7/19/18	2,006,875

Total			$15,636,797

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$23,517,800	$142,941		$4,835	6/20/23	2.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$144,720
		9,992,000	60,731		12,720	6/20/23	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	(46,713)
		81,343,500	18,221	(E)	(34,453)	9/19/20	3 month USD-LIBOR-BBA — Quarterly	2.875% — Semiannually	(16,232)
		61,704,400	13,822	(E)	22,477	9/19/20	2.875% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	8,656
		7,239,800	99,156	(E)	(53,913)	9/19/48	3 month USD-LIBOR-BBA — Quarterly	3.00% — Semiannually	45,244
		2,058,300	28,190	(E)	15,244	9/19/48	3.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(12,947)
		7,804,100	2,216	(E)	(6,496)	9/19/23	2.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,279)
		21,062,100	16,513	(E)	26,207	9/19/28	3 month USD-LIBOR-BBA — Quarterly	2.95% — Semiannually	42,720
		20,361,000	15,963	(E)	(25,951)	9/19/28	2.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(41,914)
		1,100,000	583		(14)	7/3/28	3 month USD-LIBOR-BBA — Quarterly	2.9245% — Semiannually	(599)

	Total				$(39,344)				$118,656

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/18 (Unaudited)

	Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
		$6,823	$6,665	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(105)
		71,402	69,905	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(922)
		21,043	20,602	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(272)
		487	475	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(7)
		105,385	105,605	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	345
		18,096	18,033	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	31
		19,055	17,705	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	1,174
		10,530	10,217	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(236)
		22,529	22,555	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	58
		645,721	655,140	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	10,312
		207,122	206,531	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	197

	Citibank, N.A.
		207,984	211,018	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,321
		37,186,057	37,650,912	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	(379,377)
		46,190,012	45,051,434	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	(1,144,690)

	Credit Suisse International
		28,202	26,934	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,068)

	Goldman Sachs International
		8,907	8,599	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(210)
		1,524	1,486	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(21)
		16,966	16,572	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(261)
		16,966	16,572	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(261)
		71,434	69,858	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(966)
		10,088	10,060	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	10
		12,143	12,108	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	12
		223,594	222,956	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	212

	JPMorgan Securities LLC
		92,445	90,506	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,194
		40,756	39,808	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	626

	Upfront premium received			—			Unrealized appreciation	17,492

	Upfront premium (paid)			—			Unrealized (depreciation)	(1,528,396)

			Total	$—			Total	$(1,510,904)

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

JPMorgan Chase & Co.	Financials	11,752	$1,224,608	2.72%
Alphabet, Inc. Class A	Information Technology	995	1,123,486	2.49%
Apple, Inc.	Information Technology	5,173	957,567	2.13%
Intuit, Inc.	Information Technology	4,595	938,714	2.08%
Texas Instruments, Inc.	Information Technology	7,747	854,061	1.90%
McDonald's Corp.	Consumer Discretionary	5,371	841,523	1.87%
Occidental Petroleum Corp.	Energy	10,048	840,823	1.87%
American Express Co.	Financials	8,438	826,877	1.84%
Humana, Inc.	Health Care	2,759	821,100	1.82%
Danaher Corp.	Health Care	8,035	792,888	1.76%
Raytheon Co.	Industrials	4,071	786,421	1.75%
Cognizant Technology Solutions Corp. Class A	Information Technology	9,875	780,051	1.73%
Northrop Grumman Corp.	Industrials	2,496	767,968	1.70%
Constellation Brands, Inc. Class A	Consumer Staples	3,492	764,272	1.70%
TJX Cos., Inc. (The)	Consumer Discretionary	8,027	764,021	1.70%
Exxon Mobil Corp.	Energy	9,130	755,314	1.68%
eBay, Inc.	Information Technology	19,958	723,677	1.61%
PNC Financial Services Group, Inc. (The)	Financials	5,355	723,439	1.61%
Pfizer, Inc.	Health Care	19,127	693,928	1.54%
Lowe's Cos., Inc.	Consumer Discretionary	7,150	683,330	1.52%
American Electric Power Co., Inc.	Utilities	9,744	674,785	1.50%
Honeywell International, Inc.	Industrials	4,413	635,679	1.41%
Baxter International, Inc.	Health Care	7,984	589,552	1.31%
Kimberly-Clark Corp.	Consumer Staples	5,405	569,329	1.26%
Johnson & Johnson	Health Care	4,537	550,568	1.22%
Norfolk Southern Corp.	Industrials	3,577	539,663	1.20%
Microsoft Corp.	Information Technology	5,454	537,819	1.19%
Duke Energy Corp.	Utilities	6,586	520,787	1.16%
NetApp, Inc.	Information Technology	6,530	512,828	1.14%
Facebook, Inc. Class A	Information Technology	2,636	512,202	1.14%
F5 Networks, Inc.	Information Technology	2,911	501,996	1.11%
Walt Disney Co. (The)	Consumer Discretionary	4,777	500,720	1.11%
Allstate Corp. (The)	Financials	5,443	496,759	1.10%
Fidelity National Information Services, Inc.	Information Technology	4,677	495,864	1.10%
Marathon Petroleum Corp.	Energy	6,870	481,994	1.07%
HP, Inc.	Information Technology	20,655	468,669	1.04%
Verizon Communications, Inc.	Telecommunication Services	9,086	457,119	1.01%
Sysco Corp.	Consumer Staples	6,604	451,007	1.00%
General Dynamics Corp.	Industrials	2,206	411,157	0.91%
Ross Stores, Inc.	Consumer Discretionary	4,670	395,782	0.88%
Kinder Morgan, Inc.	Energy	22,342	394,792	0.88%
Red Hat, Inc.	Information Technology	2,859	384,137	0.85%
Valero Energy Corp.	Energy	3,432	380,343	0.84%
Applied Materials, Inc.	Information Technology	7,879	363,930	0.81%
Harris Corp.	Industrials	2,511	362,953	0.81%
Exelon Corp.	Utilities	8,334	355,038	0.79%
UnitedHealth Group, Inc.	Health Care	1,437	352,481	0.78%
Merck & Co., Inc.	Health Care	5,785	351,167	0.78%
Waste Management, Inc.	Industrials	4,306	350,288	0.78%
Fiserv, Inc.	Information Technology	4,705	348,608	0.77%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$957	$14,000	$1,452	5/11/63	300 bp — Monthly	$(488)
	CMBX NA BBB-.6 Index	BBB-/P	1,868	31,000	3,215	5/11/63	300 bp — Monthly	(1,331)
	CMBX NA BBB-.6 Index	BBB-/P	3,828	62,000	6,429	5/11/63	300 bp — Monthly	(2,571)

	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	4	3,000	16	5/11/63	200 bp — Monthly	(11)
	CMBX NA A.6 Index	A/P	(1)	3,000	16	5/11/63	200 bp — Monthly	(16)
	CMBX NA A.6 Index	A/P	429	44,000	233	5/11/63	200 bp — Monthly	211
	CMBX NA A.7 Index	A-/P	—	13,000	52	1/17/47	200 bp — Monthly	56
	CMBX NA BB.6 Index	BB/P	54,887	223,000	42,838	5/11/63	500 bp — Monthly	12,235
	CMBX NA BBB-.6 Index	BBB-/P	589	6,000	622	5/11/63	300 bp — Monthly	(30)
	CMBX NA BBB-.6 Index	BBB-/P	9,921	93,000	9,644	5/11/63	300 bp — Monthly	324

	Credit Suisse International
	CMBX NA A.6 Index	A/P	4,736	95,000	504	5/11/63	200 bp — Monthly	4,264
	CMBX NA A.6 Index	A/P	125,810	2,479,000	13,139	5/11/63	200 bp — Monthly	113,497
	CMBX NA BBB-.6 Index	BBB-/P	12,917	102,000	10,577	5/11/63	300 bp — Monthly	2,391
	CMBX NA BBB-.6 Index	BBB-/P	26,539	244,000	25,303	5/11/63	300 bp — Monthly	1,359
	CMBX NA BBB-.7 Index	BBB-/P	43,632	552,000	39,082	1/17/47	300 bp — Monthly	4,827

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	192	3,000	16	5/11/63	200 bp — Monthly	178
	CMBX NA A.6 Index	A/P	1,584	52,000	276	5/11/63	200 bp — Monthly	1,326
	CMBX NA A.6 Index	A/P	7,315	142,000	753	5/11/63	200 bp — Monthly	6,609
	CMBX NA A.6 Index	A/P	9,523	145,000	769	5/11/63	200 bp — Monthly	8,803
	CMBX NA A.6 Index	A/P	10,374	210,000	1,113	5/11/63	200 bp — Monthly	9,331
	CMBX NA A.6 Index	A/P	8,351	270,000	1,431	5/11/63	200 bp — Monthly	7,010
	CMBX NA A.6 Index	A/P	12,141	387,000	2,051	5/11/63	200 bp — Monthly	10,219
	CMBX NA A.6 Index	A/P	20,305	399,000	2,115	5/11/63	200 bp — Monthly	18,323
	CMBX NA A.6 Index	A/P	28,986	481,000	2,549	5/11/63	200 bp — Monthly	26,597
	CMBX NA A.7 Index	A-/P	34,586	686,000	2,744	1/17/47	200 bp — Monthly	37,559
	CMBX NA BBB-.6 Index	BBB-/P	317	4,000	415	5/11/63	300 bp — Monthly	(96)
	CMBX NA BBB-.6 Index	BBB-/P	545	8,000	830	5/11/63	300 bp — Monthly	(281)
	CMBX NA BBB-.6 Index	BBB-/P	4,655	43,000	4,459	5/11/63	300 bp — Monthly	218
	CMBX NA BBB-.6 Index	BBB-/P	2,226	46,000	4,770	5/11/63	300 bp — Monthly	(2,522)
	CMBX NA BBB-.6 Index	BBB-/P	3,077	59,000	6,118	5/11/63	300 bp — Monthly	(3,011)
	CMBX NA BBB-.6 Index	BBB-/P	5,992	71,000	7,363	5/11/63	300 bp — Monthly	(1,336)
	CMBX NA BBB-.6 Index	BBB-/P	9,260	84,000	8,711	5/11/63	300 bp — Monthly	591
	CMBX NA BBB-.6 Index	BBB-/P	8,861	105,000	10,889	5/11/63	300 bp — Monthly	(1,975)
	CMBX NA BBB-.6 Index	BBB-/P	9,758	113,000	11,718	5/11/63	300 bp — Monthly	(1,904)
	CMBX NA BBB-.6 Index	BBB-/P	23,742	195,000	20,222	5/11/63	300 bp — Monthly	3,618
	CMBX NA BBB-.6 Index	BBB-/P	55,992	597,000	61,909	5/11/63	300 bp — Monthly	(5,618)
	CMBX NA BBB-.6 Index	BBB-/P	57,205	761,000	78,916	5/11/63	300 bp — Monthly	(21,330)
	CMBX NA BBB-.7 Index	BBB-/P	2,927	42,000	2,974	1/17/47	300 bp — Monthly	(25)
	CMBX NA BBB-.7 Index	BBB-/P	5,300	62,000	4,390	1/17/47	300 bp — Monthly	941
	CMBX NA BBB-.7 Index	BBB-/P	5,793	68,000	4,814	1/17/47	300 bp — Monthly	1,012
	CMBX NA BBB-.7 Index	BBB-/P	25,991	330,000	23,364	1/17/47	300 bp — Monthly	2,792

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	12,922	61,000	11,718	5/11/63	500 bp — Monthly	1,255
	CMBX NA A.6 Index	A/P	241	4,000	21	5/11/63	200 bp — Monthly	221
	CMBX NA A.6 Index	A/P	1,020	31,000	164	5/11/63	200 bp — Monthly	866
	CMBX NA A.6 Index	A/P	3,176	62,000	329	5/11/63	200 bp — Monthly	2,868
	CMBX NA A.6 Index	A/P	3,764	85,000	451	5/11/63	200 bp — Monthly	3,342
	CMBX NA A.6 Index	A/P	7,140	141,000	747	5/11/63	200 bp — Monthly	6,440
	CMBX NA A.6 Index	A/P	11,264	182,000	965	5/11/63	200 bp — Monthly	10,360
	CMBX NA A.6 Index	A/P	9,475	208,000	1,102	5/11/63	200 bp — Monthly	8,442
	CMBX NA A.6 Index	A/P	16,418	279,000	1,479	5/11/63	200 bp — Monthly	15,032
	CMBX NA A.6 Index	A/P	12,675	387,000	2,051	5/11/63	200 bp — Monthly	10,753
	CMBX NA A.6 Index	A/P	12,158	402,000	2,131	5/11/63	200 bp — Monthly	10,161
	CMBX NA A.6 Index	A/P	11,875	414,000	2,194	5/11/63	200 bp — Monthly	9,819
	CMBX NA A.6 Index	A/P	14,522	440,000	2,332	5/11/63	200 bp — Monthly	12,337
	CMBX NA A.6 Index	A/P	13,594	483,000	2,560	5/11/63	200 bp — Monthly	11,195
	CMBX NA A.6 Index	A/P	24,160	531,000	2,814	5/11/63	200 bp — Monthly	21,522
	CMBX NA A.6 Index	A/P	35,837	741,000	3,927	5/11/63	200 bp — Monthly	32,157
	CMBX NA A.7 Index	A-/P	13,244	302,000	1,208	1/17/47	200 bp — Monthly	14,552
	CMBX NA BBB-.6 Index	BBB-/P	3,574	23,000	2,385	5/11/63	300 bp — Monthly	1,200
	CMBX NA BBB-.6 Index	BBB-/P	4,823	43,000	4,459	5/11/63	300 bp — Monthly	385
	CMBX NA BBB-.6 Index	BBB-/P	6,203	44,000	4,563	5/11/63	300 bp — Monthly	1,662
	CMBX NA BBB-.6 Index	BBB-/P	4,948	46,000	4,770	5/11/63	300 bp — Monthly	201
	CMBX NA BBB-.6 Index	BBB-/P	4,948	46,000	4,770	5/11/63	300 bp — Monthly	201
	CMBX NA BBB-.6 Index	BBB-/P	6,250	50,000	5,185	5/11/63	300 bp — Monthly	1,090
	CMBX NA BBB-.6 Index	BBB-/P	6,809	60,000	6,222	5/11/63	300 bp — Monthly	617
	CMBX NA BBB-.6 Index	BBB-/P	6,843	62,000	6,429	5/11/63	300 bp — Monthly	445
	CMBX NA BBB-.6 Index	BBB-/P	7,044	64,000	6,637	5/11/63	300 bp — Monthly	439
	CMBX NA BBB-.6 Index	BBB-/P	47,501	270,000	27,999	5/11/63	300 bp — Monthly	19,637
	CMBX NA BBB-.6 Index	BBB-/P	90,536	756,000	78,397	5/11/63	300 bp — Monthly	12,517

	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	5,785	52,000	5,392	5/11/63	300 bp — Monthly	419

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	12,034	87,000	9,022	5/11/63	300 bp — Monthly	3,056
	CMBX NA A.6 Index	A/P	982	19,000	101	5/11/63	200 bp — Monthly	887
	CMBX NA A.7 Index	A-/P	122	9,000	36	1/17/47	200 bp — Monthly	161
	CMBX NA BB.6 Index	BB/P	17,681	72,000	13,831	5/11/63	500 bp — Monthly	3,910
	CMBX NA BB.6 Index	BB/P	35,237	143,000	27,470	5/11/63	500 bp — Monthly	7,886
	CMBX NA BBB-.6 Index	BBB-/P	15,874	131,000	13,585	5/11/63	300 bp — Monthly	2,355

	Upfront premium received		1,121,794			Unrealized appreciation		502,681

	Upfront premium (paid)		(1)			Unrealized (depreciation)		(42,545)

	Total		$1,121,793				Total	$460,136

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(14,531)	$72,000	$10,476	1/17/47	(500 bp) — Monthly	$(4,115)
	CMBX NA BB.7 Index	(5,552)	34,000	4,947	1/17/47	(500 bp) — Monthly	(633)
	CMBX NA BB.7 Index	(5,340)	34,000	4,947	1/17/47	(500 bp) — Monthly	(421)
	CMBX NA BB.9 Index	(15,629)	101,000	16,907	9/17/58	(500 bp) — Monthly	1,195
	CMBX NA BB.9 Index	(15,558)	101,000	16,907	9/17/58	(500 bp) — Monthly	1,265
	CMBX NA BB.9 Index	(7,828)	50,000	8,370	9/17/58	(500 bp) — Monthly	501

	Credit Suisse International
	CMBX NA BB.7 Index	(98,692)	600,000	87,300	1/17/47	(500 bp) — Monthly	(11,892)
	CMBX NA BB.7 Index	(38,184)	207,000	30,119	1/17/47	(500 bp) — Monthly	(8,238)
	CMBX NA BB.7 Index	(2,136)	121,000	23,244	5/11/63	(500 bp) — Monthly	21,008
	CMBX NA BB.9 Index	(24,742)	155,000	25,947	9/17/58	(500 bp) — Monthly	1,076

	Goldman Sachs International
	CMBX NA BB.6 Index	(8,695)	85,000	16,329	5/11/63	(500 bp) — Monthly	7,562
	CMBX NA BB.7 Index	(3,481)	23,000	3,347	1/17/47	(500 bp) — Monthly	(153)
	CMBX NA BB.6 Index	(18,117)	124,000	23,820	5/11/63	(500 bp) — Monthly	5,600
	CMBX NA BB.7 Index	(64,416)	381,000	55,436	1/17/47	(500 bp) — Monthly	(9,298)
	CMBX NA BB.7 Index	(50,559)	249,000	36,230	1/17/47	(500 bp) — Monthly	(14,537)
	CMBX NA BB.7 Index	(11,305)	69,000	10,040	1/17/47	(500 bp) — Monthly	(1,323)

	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(9,752)	61,000	8,876	1/17/47	(500 bp) — Monthly	(927)
	CMBX NA A.6 Index	(112)	12,000	64	5/11/63	(200 bp) — Monthly	(53)
	CMBX NA BB.6 Index	(8,773)	61,000	11,718	5/11/63	(500 bp) — Monthly	2,894
	CMBX NA BB.6 Index	(5,185)	39,000	7,492	5/11/63	(500 bp) — Monthly	2,274
	CMBX NA BB.7 Index	(24,823)	145,000	21,098	1/17/47	(500 bp) — Monthly	(3,846)
	CMBX NA BB.7 Index	(20,788)	128,000	18,624	1/17/47	(500 bp) — Monthly	(2,271)
	CMBX NA BB.7 Index	(11,869)	61,000	8,876	1/17/47	(500 bp) — Monthly	(3,044)
	CMBX NA BB.7 Index	(6,299)	35,000	5,093	1/17/47	(500 bp) — Monthly	(1,236)
	CMBX NA BB.7 Index	(5,340)	34,000	4,947	1/17/47	(500 bp) — Monthly	(421)
	CMBX NA BB.7 Index	(2,348)	15,000	2,183	1/17/47	(500 bp) — Monthly	(178)
	CMBX NA BBB-.7 Index	(3,385)	46,000	3,257	1/17/47	(300 bp) — Monthly	(151)
	CMBX NA BBB-.7 Index	(3,385)	46,000	3,257	1/17/47	(300 bp) — Monthly	(151)
	CMBX NA BBB-.7 Index	(4,910)	44,000	3,115	1/17/47	(300 bp) — Monthly	(1,817)
	CMBX NA BBB-.7 Index	(2,259)	25,000	1,770	1/17/47	(300 bp) — Monthly	(502)
	CMBX NA BBB-.7 Index	(2,409)	23,000	1,628	1/17/47	(300 bp) — Monthly	(793)

	Merrill Lynch International
	CMBX NA BB.7 Index	(37,992)	219,000	31,865	1/17/47	(500 bp) — Monthly	(6,310)
	CMBX NA BB.9 Index	(7,774)	50,000	8,370	9/17/58	(500 bp) — Monthly	555
	CMBX NA BB.9 Index	(7,704)	50,000	8,370	9/17/58	(500 bp) — Monthly	624
	CMBX NA BBB-.7 Index	(2,376)	29,000	2,053	1/17/47	(300 bp) — Monthly	(338)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,030)	69,000	4,885	1/17/47	(300 bp) — Monthly	(2,180)
	CMBX NA BB.7 Index	(28,758)	143,000	20,807	1/17/47	(500 bp) — Monthly	(8,071)
	CMBX NA BB.7 Index	(23,139)	120,000	17,460	1/17/47	(500 bp) — Monthly	(5,779)
	CMBX NA BB.7 Index	(14,533)	72,000	10,476	1/17/47	(500 bp) — Monthly	(4,117)

	Upfront premium received	—			Unrealized appreciation		44,554

	Upfront premium (paid)	(625,708)			Unrealized (depreciation)		(92,795)

	Total	$(625,708)				Total	$(48,241)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/18 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	B+/P	$(979,619)	$16,457,000	$967,507	6/20/23	500 bp — Quarterly	$13,030
	NA Investment Grade Index	BBB+/P	(1,137,514)	70,100,000	1,037,059	6/20/23	100 bp — Quarterly	(79,035)

	Total		$(2,117,133)					$(66,005)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 30 Index	$1,476,485	$23,662,000	$1,391,089	6/20/23	(500 bp) — Quarterly	$49,246

	Total	$1,476,485					$49,246

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
NOK	Norwegian Krone
SEK	Swedish Krona
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SDR	Swedish Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,105,956,945.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 06/30/18

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$8,012,325	$71,765,831	$78,965,465	$93,162	$812,691
	Putnam Short Term Investment Fund**	135,891,108	239,734,343	250,822,113	1,561,721	124,803,338

	Total Short-term investments	$143,903,433	$311,500,174	$329,787,578	$1,654,883	$125,616,029
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $812,691, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $771,901.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $7,466,857.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,661,034.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,447,186.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $36,260,568 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $121,217 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,869,504 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,661,034 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$12,679,494	$6,382,329	$—
Capital goods	31,070,999	4,238,106	—
Communication services	11,974,056	1,432,381	617
Conglomerates	2,587,805	—	—
Consumer cyclicals	58,406,097	7,170,079	—
Consumer staples	31,998,035	5,595,920	—
Energy	20,399,931	6,017,764	10,832
Financials	76,477,073	11,644,672	—
Government	—	10,762	—
Health care	50,069,095	7,617,512	—
Technology	96,391,942	760,416	—
Transportation	6,936,587	1,995,681	—
Utilities and power	12,890,827	2,588,851	—
Total common stocks	411,881,941	55,454,473	11,449
Asset-backed securities	—	8,222,300	—
Commodity linked notes	—	4,427,395	—
Convertible bonds and notes	—	118,129	—
Convertible preferred stocks	—	103,114	—
Corporate bonds and notes	—	262,964,863	7
Foreign government and agency bonds and notes	—	7,228,267	—
Investment companies	115,023	—	—
Mortgage-backed securities	—	40,534,771	—
Preferred stocks	53,521	—	—
Purchased options outstanding	—	2,570	—
Senior loans	—	1,891,113	—
U.S. government and agency mortgage obligations	—	214,934,795	—
Warrants	288	—	—
Short-term investments	124,823,338	13,519,818	—

Totals by level	$536,874,111	$609,401,608	$11,456

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,410)	$—
Futures contracts	4,412,569	—	—
TBA sale commitments	—	(15,636,797)	—
Interest rate swap contracts	—	158,000	—
Total return swap contracts	—	(1,510,904)	—
Credit default contracts	—	539,699	—

Totals by level	$4,412,569	$(16,452,412)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$2,632,971	$2,093,272
Foreign exchange contracts	1,549,428	1,549,268
Equity contracts	3,432,006	2,204,279
Interest rate contracts	2,369,397	537,171

Total	$9,983,802	$6,383,990

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$12,400,000
Futures contracts (number of contracts)		4,000
Forward currency contracts (contract amount)		$216,400,000
Centrally cleared interest rate swap contracts (notional)		$243,100,000
OTC total return swap contracts (notional)		$85,200,000
OTC credit default contracts (notional)		$22,300,000
Centrally cleared credit default contracts (notional)		$110,100,000
Warrants (number of warrants)		700

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 28, 2018